SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.4%
Alabama — 2.9%
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	$1,000	$1,034
Birmingham, Airport Authority, RB, BAM
5.000%, 07/01/2024	325	328
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,483
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	5,000	4,970
Black Belt, Energy Gas District, Ser B, RB
5.250%, 12/01/2053 (A)	290	308
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,500	2,622
Jefferson County, Refunding Warrants, RB
5.000%, 09/15/2029	3,400	3,610
Lower Alabama, Gas District, RB
4.000%, 12/01/2050 (A)	5,000	4,968
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	4,800	4,983
5.000%, 09/01/2031	640	665
5.000%, 09/01/2034	2,000	2,104
Southeast Alabama, Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,212
5.500%, 11/01/2053 (A)	665	710
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	2,500	2,734
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
4.000%, 04/01/2049 (A)	5,000	4,994
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	645	692

		45,417

Alaska — 0.0%
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	615	618

Arizona — 2.2%
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	1,705	1,736
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	4,570	4,545
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)(C)	3,560	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	$3,243	$2,989
Glendale, Industrial Development Authority, Inspirata Pointe Project, RB
5.000%, 05/15/2041	500	438
Glendale, Industrial Development Authority, Royal Oaks Life Care Community, RB
4.000%, 05/15/2028	380	354
4.000%, 05/15/2031	500	444
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	2,250	2,354
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
5.750%, 01/01/2036 (B)	1,560	1,234
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	255
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2033	2,000	2,141
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
5.000%, 07/01/2028	600	613
5.000%, 07/01/2029	250	255
5.000%, 07/01/2030	500	510
5.000%, 07/01/2032	1,095	1,117
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
5.000%, 07/01/2030	2,100	2,251
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	350	360
5.000%, 07/01/2032	115	118
5.000%, 07/01/2033	355	363
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2026	4,510	4,668
5.000%, 12/01/2032	2,500	2,649
Salt Verde Finanical Corp, Gas Revenue, RB
5.250%, 12/01/2024	1,330	1,344
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	340
4.000%, 12/01/2028	365	345
4.000%, 12/01/2029	385	359

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	$1,200	$784
5.500%, 10/01/2027 (B)	900	752
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
5.250%, 08/01/2033	1,000	1,000

		34,532

Arkansas — 0.2%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	975	1,009
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	975	1,009
Fort Smith, Water & Sewer Revenue, RB
5.000%, 10/01/2035	1,500	1,601

		3,619

California — 5.2%
Bay Area, Toll Authority, RB
3.600%, 04/01/2056 (A)	1,115	1,083
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	204
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2053 (A)	565	588
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	7,520	7,333
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	6,350	6,711
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (D)	1,910	1,949
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	373

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, GO
5.000%, 08/01/2026	$2,000	$2,115
5.000%, 09/01/2028	3,000	3,171
5.000%, 09/01/2029	1,500	1,584
5.000%, 09/01/2030	3,395	3,583
5.000%, 11/01/2042	1,500	1,684
4.000%, 11/01/2041	360	361
3.000%, 03/01/2046	2,000	1,633
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	3,225	3,506
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,881	2,677
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,040
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	1,170	1,182
California State, Public Finance Authority, Enso Village Project, RB
2.375%, 11/15/2028 (B)	355	334
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	384
California State, Ser C, GO
5.000%, 09/01/2030	5,015	5,165
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2033	750	769
Foothill-Eastern, Transportation Corridor Agency, Ser C, RB
5.000%, 01/15/2030	190	206
Golden State, Tobacco Securitization Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (D)	3,000	3,092
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (E)	1,450	1,527
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (D)	4,960	5,455
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (F)	6,375	662

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(F)	$68,900	$4,730
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	587
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
4.000%, 05/15/2037	500	496
Los Angeles, Department of Water & Power, Water System Revenue, Ser A-2, RB
1.480%, 07/01/2045 (A)	500	500
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	983
Sacramento, Airport System Revenue, Ser B, RB
5.000%, 07/01/2033	500	544
Sacramento, Airport System Revenue, Sub-Ser E, RB
5.000%, 07/01/2033	1,000	1,089
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	350	352
San Diego, Association of Governments, Mid-Coast Corridor Transit Project, RB
Pre-Refunded @ 100
5.000%, 11/15/2024 (D)	3,000	3,049
San Francisco City & County, Redevelopment Agency Successor Agency, Transbay Infrastructure Projects, TA, AGM
5.000%, 08/01/2048	425	456
San Joaquin Hills, Transportation Corridor Agency, RB
5.000%, 01/15/2033	815	917
San Jose-Evergreen, Community College District, Ser C-ELECTION, GO
4.000%, 09/01/2041	2,600	2,661
Southern California, Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (D)	3,000	3,101
Stockton, Successor Agency, Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2030	1,750	1,837
5.000%, 09/01/2031	1,815	1,903

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Regents Medical Center Pooled Revenue, RB
5.000%, 05/15/2034	$725	$849

		82,425

Colorado — 2.5%
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	365
5.000%, 06/15/2031	500	520
Colorado State, Educational & Cultural Facilities Authority, Loveland Classical Schools Project, RB
5.000%, 07/01/2046 (B)	500	470
Colorado State, Health Facilities Authority, Commonspirit Health Project, RB
5.250%, 11/01/2036	1,135	1,244
5.000%, 11/01/2033	875	963
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2034	1,500	1,603
5.000%, 08/01/2037	1,000	1,048
4.000%, 08/01/2038	500	486
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,550	2,309
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	181
Colorado State, Health Facilities Authority, RB
5.000%, 11/15/2049 (A)	2,265	2,377
Colorado State, Health Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(D)	235	249
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	6,742
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
3.875%, 05/01/2050	730	722
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,315
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,050
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	280	325
5.500%, 11/15/2033	1,030	1,194

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	$2,000	$2,132
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
5.250%, 11/15/2026	2,000	2,005
5.250%, 11/15/2032	1,010	1,013
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	409
5.000%, 12/01/2031	855	873
5.000%, 12/01/2032	1,200	1,224
5.000%, 12/01/2034	1,000	1,018
5.000%, 12/01/2035	800	812
5.000%, 12/01/2036	600	606
E-470, Public Highway Authority, Ser B, RB
3.961%, 09/01/2039 (A)	610	608
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,039
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	634
5.000%, 07/15/2031	1,200	1,286
5.000%, 07/15/2032	1,020	1,090
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (A)	270	262
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	231
Weld County, School District No. RE-4, GO
5.000%, 12/01/2042	2,000	2,194

		40,599

Connecticut — 1.7%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,263
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Project, RB
5.000%, 07/01/2029	840	914
5.000%, 07/01/2030	230	253
5.000%, 07/01/2034	900	942
5.000%, 07/01/2036	700	725
Connecticut State, Health & Educational Facilities Authority, Yale University, RB
1.100%, 07/01/2049 (A)	1,420	1,376
Connecticut State, Housing Finance Authority, RB, GNMA/FNMA/FHLMC
4.000%, 05/15/2047	250	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Ser A, GO
4.000%, 01/15/2036	$1,105	$1,136
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,589
Connecticut State, Ser E, GO
5.000%, 09/15/2029	4,000	4,388
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
4.000%, 05/01/2036	1,300	1,347
University of Connecticut, Ser A, RB
5.000%, 05/01/2037	5,500	6,182
5.000%, 05/01/2038	4,740	5,281

		26,645

District of Columbia — 1.2%
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,439
Metropolitan Washington, Airports Authority, AMT, RB
5.000%, 10/01/2028	2,000	2,108
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	4,500	4,756
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	1,005
Metropolitan Washington, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	3,040
Metropolitan Washington, Transit Authority, Ser S, RB
5.000%, 07/15/2040	3,250	3,610

		18,958

Florida — 6.0%
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2030	1,500	1,597
5.000%, 12/01/2037 (A)	4,000	4,134
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,362
5.000%, 10/01/2035	2,000	2,090
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	5,479
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	374
Celebration Pointe, Community Development District No. 1, Alachua County, SAB
4.750%, 05/01/2024	70	70

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Central Florida, Expressway Authority, RB
5.000%, 07/01/2029	$1,250	$1,339
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,693
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	640	563
4.000%, 08/15/2050	1,900	1,617
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	3,000	2,803
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
8.000%, 07/01/2057 (A)(B)	2,600	2,627
7.375%, 01/01/2049 (B)	2,465	2,472
Florida State, Development Finance, Nova Southern University Project, RB
5.000%, 04/01/2026	285	294
5.000%, 04/01/2027	325	342
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
6.500%, 01/01/2049 (A)(B)	1,000	967
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,321
Florida State, Municipal Power Agency, All Requirements Power Project, RB
5.000%, 10/01/2028	1,000	1,028
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2030	2,945	3,065
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	3,010
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,800
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2034	4,870	5,380
5.000%, 10/01/2035	3,000	3,295
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,111
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami Beach, Redevelopment Agency, TA
5.000%, 02/01/2030	$2,500	$2,505
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2033	2,000	2,005
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.000%, 04/01/2030	430	438
5.000%, 04/01/2031	910	927
Miami-Dade County, School Board Foundation, Ser B, COP
5.000%, 05/01/2026	5,885	5,999
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2038	440	467
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,833
Orange County, Convention Center, RB
5.000%, 10/01/2024	310	314
5.000%, 10/01/2026	755	780
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	3,270	3,412
Orlando, Utilities Commission, Ser ES, RB
5.000%, 10/01/2036	3,500	3,713
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2025 (F)	125	115
0.000%, 10/01/2026 (F)	275	241
0.000%, 10/01/2027 (F)	360	302
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	5,928
Pompano Beach, RB
1.450%, 01/01/2027	450	406
Port Saint Lucie, Utility System Revenue, RB
5.000%, 09/01/2029	1,500	1,571
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	220
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	2,930
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,149
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (F)	305	165

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
The Villages, Community Development District No. 13, Wildwood, SAB
3.000%, 05/01/2029	$955	$886
1.800%, 05/01/2026	360	339
The Villages, Community Development District No. 14, Leesburg, SAB
5.125%, 05/01/2037	1,215	1,236
4.750%, 05/01/2032	195	198
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	755	789
4.000%, 10/15/2035	270	274
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	622

		96,097

Georgia — 2.8%
Appling County, Development Authority, Oglethorpe Power, Hatch Project, RB
1.500%, 01/01/2038 (A)	300	287
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	1,500	1,658
5.000%, 07/01/2036	1,000	1,095
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (D)	5,010	5,147
Bartow County, Development Authority, RB
3.950%, 12/01/2032 (A)	930	920
Burke County, Development Authority, Oglethorpe Power, Hatch Project, RB
1.500%, 01/01/2040 (A)	785	750
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,046
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	1,200	851
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	710	677
4.000%, 01/01/2054	1,000	829
Georgia State, Main Street Natural Gas, Ser A, RB
4.000%, 12/01/2023	375	375
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,027

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 07/01/2053 (A)	$1,705	$1,776
4.000%, 08/01/2049 (A)	3,000	2,994
Georgia State, Main Street Natural Gas, Ser C, RB
5.000%, 09/01/2053 (A)	1,665	1,739
4.000%, 03/01/2050 (A)	6,640	6,589
4.000%, 05/01/2052 (A)	2,000	1,962
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	1,225	1,284
Georgia State, Municipal Electric Authority, Combined Cycle Project, RB
5.000%, 11/01/2027	710	754
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2032	1,025	1,085
5.000%, 01/01/2035	1,500	1,583
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB, AGM
4.000%, 01/01/2038	585	591
4.000%, 01/01/2041	650	650
4.000%, 01/01/2046	500	482
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.000%, 01/01/2028	4,140	4,293
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	555	556
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
5.000%, 07/01/2027	1,390	1,400
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.875%, 10/01/2048 (A)	260	258
1.000%, 07/01/2049 (A)	730	656

		44,314

Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,176
5.000%, 10/01/2033	2,205	2,393

		4,569

Hawaii — 0.3%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,179

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hawaii State, Ser FW, GO
4.000%, 01/01/2037	$1,000	$1,021

		4,200

Idaho — 0.3%
Idaho State, Health Facilities Authority, St. Luke's Health System Project, RB
5.000%, 03/01/2030	500	549
5.000%, 03/01/2031	320	355
5.000%, 03/01/2032	500	560
4.000%, 03/01/2033	575	580
Idaho State, Housing & Finance Association, Single Family Mortgage, Ser C, RB, GNMA/FNMA/FHLMC
5.750%, 01/01/2053	2,500	2,698

		4,742

Illinois — 11.6%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
0.000%, 01/01/2025 (F)	325	312
Chicago, Board of Education, Dedicated Capital Improvement, RB
5.250%, 04/01/2035	380	413
5.250%, 04/01/2036	645	698
5.000%, 04/01/2033	500	511
5.000%, 04/01/2034	620	633
5.000%, 04/01/2036	445	452
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,478
4.000%, 12/01/2047	530	434
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	668
5.000%, 12/01/2028	100	103
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2031	2,840	2,879
5.000%, 12/01/2046	640	608
Chicago, Midway International Airport, Ser A, AMT, RB
5.000%, 01/01/2028	2,970	2,970
Chicago, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,129
Chicago, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	2,090
Chicago, O'Hare International Airport, RB, BAM
5.000%, 01/01/2035	1,515	1,671
5.000%, 01/01/2037	1,130	1,229

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2029	$5,000	$5,036
5.000%, 01/01/2036	1,290	1,363
5.000%, 07/01/2038	1,500	1,515
Chicago, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2030	4,000	4,051
5.000%, 01/01/2033	7,130	7,286
5.000%, 01/01/2035	3,500	3,598
Chicago, O'Hare International Airport, Ser C, RB
5.000%, 01/01/2031	2,450	2,523
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,217
5.250%, 01/01/2029	850	851
4.000%, 01/01/2036	5,550	5,270
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,155
Chicago, Transit Authority, RB
5.000%, 12/01/2046	1,500	1,522
Chicago, Transit Authority, Ser A, RB
5.000%, 12/01/2045	550	566
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,910
5.000%, 11/01/2027	2,360	2,461
Chicago, Waterworks Revenue, Second Lien Project, RB
5.000%, 11/01/2029	1,000	1,012
5.000%, 11/01/2034	1,500	1,515
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	5,000	5,246
Chicago, Waterworks Revenue, Ser B, RB, AGM
5.000%, 11/01/2037	470	520
5.000%, 11/01/2038	1,150	1,266
Cook County, Ser A, GO
5.000%, 11/15/2029	500	544
5.000%, 11/15/2033	450	495
Cook County, Ser B, GO
4.000%, 11/15/2026	730	745
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,200
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	560	619
Illinois State, Finance Authority, Ascension Health Alliance, RB
4.000%, 02/15/2041	2,145	2,083
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,508

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	$605	$607
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
5.000%, 11/15/2029	1,885	1,928
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	3,265	3,441
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
5.000%, 02/15/2036	2,000	2,062
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
5.000%, 11/15/2033	1,050	1,062
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
5.000%, 11/15/2034	2,000	2,021
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	503
5.000%, 02/15/2027	200	202
5.000%, 02/15/2029	400	405
5.000%, 02/15/2031	365	370
Illinois State, GO
5.500%, 05/01/2030	3,750	4,116
5.250%, 02/01/2030	3,350	3,351
5.250%, 02/01/2032	935	935
5.000%, 11/01/2036	2,970	3,019
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	750	740
Illinois State, Housing Development Authority, Ser D, RB, GNMA/FNMA/FHLMC
5.500%, 10/01/2053	1,395	1,485
Illinois State, Housing Development Authority, Ser H, RB, FNMA/GNMA/FHLMC
5.750%, 10/01/2053	400	426
Illinois State, Housing Development Authority, Ser K, RB, FNMA/GNMA/FHLMC
5.250%, 10/01/2043	1,200	1,259
4.950%, 10/01/2038	1,100	1,137
Illinois State, Municipal Electric Agency, Ser A, RB
5.000%, 02/01/2032	5,000	5,101
4.000%, 02/01/2035	3,000	3,002
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,810

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	$1,500	$1,739
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,159
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	735
5.000%, 03/01/2029	895	964
5.000%, 03/01/2030	2,000	2,178
5.000%, 12/01/2034	780	806
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	4,838
Illinois State, Ser B, GO
5.000%, 03/01/2031	2,000	2,199
4.000%, 10/01/2035	4,020	4,045
Illinois State, Ser C, GO
5.000%, 12/01/2042	2,850	3,015
4.000%, 10/01/2037	215	213
Illinois State, Ser D, GO
5.000%, 11/01/2025	1,585	1,627
5.000%, 11/01/2028	1,000	1,059
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,586
Illinois State, Toll Highway Authority, Ser A, RB
5.250%, 01/01/2043	3,090	3,422
5.250%, 01/01/2045	1,910	2,108
5.000%, 12/01/2032	2,000	2,065
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 01/01/2032	1,250	1,251
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	857
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2025	235	239
5.000%, 02/01/2027	1,055	1,117
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2031	775	815
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	263
5.000%, 12/15/2032	255	268
5.000%, 12/15/2033	300	315
5.000%, 12/15/2034	400	420
4.000%, 12/15/2042	1,895	1,819
4.000%, 12/15/2047	4,265	3,917

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Railsplitter, Tobacco Settlement Authority, RB
Pre-Refunded @ 100
5.000%, 06/01/2026 (D)	$2,500	$2,620
Sales Tax Securitization, RB
5.000%, 01/01/2034	2,500	2,809
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	373
5.000%, 01/01/2027	2,000	2,111
5.000%, 01/01/2028	380	408
5.000%, 01/01/2033	3,000	3,390
5.000%, 01/01/2036	3,750	3,999
5.000%, 01/01/2037	1,000	1,037
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	213
Sales Tax Securitization, Ser C, RB
5.000%, 01/01/2037	635	674
University of Illinois, Ser A, RB
5.000%, 04/01/2028	2,035	2,042

		185,052

Indiana — 1.4%
Indiana State, Finance Authority, CHF - Tippecanoe, LLC, Student Housing Project, RB
5.000%, 06/01/2038	200	203
Indiana State, Finance Authority, Stadium Project, Ser A, RB
5.250%, 02/01/2035	2,000	2,052
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
5.000%, 10/01/2032	5,025	5,758
4.000%, 10/01/2035	2,725	2,833
4.000%, 10/01/2036	1,485	1,522
Indiana State, Finance Authority, Water Utility Revenue, Citizens Energy Group Project, RB
5.000%, 10/01/2035	2,585	2,979
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
3.250%, 07/01/2049	335	327
Indiana State, Municipal Power Agency, Ser A, RB
5.000%, 01/01/2032	1,250	1,267
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.500%, 03/01/2038	1,400	1,449
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,418

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
4.400%, 11/01/2045 (A)	$1,000	$1,005

		22,813

Iowa — 0.4%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
5.000%, 12/01/2050	2,515	2,471
Iowa State, Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
5.250%, 07/01/2053	1,000	1,042
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	1,075	1,078
Iowa State, Tobacco Settlement Authority, Sub-Ser B-1, RB
4.000%, 06/01/2049	525	510
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (A)	1,000	1,014

		6,115

Kansas — 0.0%
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027	805	793

Kentucky — 1.0%
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 12/01/2050 (A)	1,775	1,746
Kentucky State, Public Energy Authority, Ser A-1, RB
4.000%, 08/01/2052 (A)	2,945	2,883
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 01/01/2049 (A)	9,500	9,431
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (A)	1,175	1,219

		15,279

Louisiana — 1.3%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
4.273%, 05/01/2043 (A)	390	382
Louisiana State, Highway Improvement, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/15/2024 (D)	1,500	1,514

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	$400	$393
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2030	3,000	3,143
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,362
5.000%, 10/01/2036	1,550	1,644
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
5.000%, 01/01/2028	3,000	3,036
5.000%, 01/01/2032	2,100	2,110
5.000%, 01/01/2033	2,100	2,109
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	545
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	949
2.100%, 06/01/2037 (A)	2,750	2,702
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	560

		20,449

Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	195	199
4.000%, 07/01/2037	265	267

		466

Maryland — 1.5%
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	385	377
Maryland State, Community Development Administration, Ser C, RB, GNMA/FNMA/FHLMC
4.375%, 09/01/2043	710	706
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,538
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,064

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	$5,000	$5,248
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,135
Maryland State, Transportation Authority, Baltimore/Washington International Airport, AMT, RB
5.000%, 06/01/2027	4,850	5,077
Montgomery County, Ser A, GO
Pre-Refunded @ 100
5.000%, 11/01/2024 (D)	1,625	1,652
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	1,943

		23,740

Massachusetts — 2.5%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, Ser M-BETH, RB
5.000%, 07/01/2034	445	504
Massachusetts State, Development Finance Agency, Caregroup Project, Ser H-1, RB
5.000%, 07/01/2025	1,500	1,536
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (B)	120	120
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2028	300	331
5.000%, 10/01/2029	250	279
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
3.900%, 07/01/2049 (A)(B)	550	545
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2027	2,965	3,032
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	154
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,271

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	$1,000	$1,013
5.000%, 07/01/2030	1,125	1,197
5.000%, 07/01/2031	1,500	1,606
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,548
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	915	946
5.000%, 07/01/2028	1,750	1,833
5.000%, 07/01/2029	1,925	2,032
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,426
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2029	1,855	1,945
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,282
Massachusetts State, School Building Authority, Ser C, RB
5.000%, 08/15/2029	1,370	1,416
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,712
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,726
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
5.000%, 06/01/2037	1,050	1,057
Massachusetts State, Transportation Trust Fund, Metropolitan Highway System Revenue, Ser A, RB
5.000%, 01/01/2034	3,000	3,269

		39,780

Michigan — 1.8%
Great Lakes, Water Authority, Sewage Disposal System, RB
5.000%, 07/01/2038	1,750	1,969
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2035	1,000	1,133
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	3,795
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Imlay, Community Schools, Ser I, GO, Q-SBLF
5.000%, 05/01/2029	$420	$470
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	4,077
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,108
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	224
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
5.000%, 11/15/2047	345	357
Michigan State, Housing Development Authority, Ser B, RB
5.750%, 06/01/2054	2,125	2,262
3.750%, 06/01/2050	175	172
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,660
Wayne County, Airport Authority, Ser D, RB
5.000%, 12/01/2030	1,300	1,330
5.000%, 12/01/2031	1,800	1,841

		28,551

Minnesota — 0.9%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,254
5.500%, 01/01/2031	1,085	1,012
5.250%, 01/01/2037	475	339
Cass Lake-Bena, Independent School District No. 115, Ser A, GO
4.000%, 02/01/2040	2,395	2,413
4.000%, 02/01/2041	1,910	1,920
Duluth, Independent School District No. 709, Ser A, COP
5.000%, 02/01/2025	500	510
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	300	319
5.000%, 01/01/2031	300	319
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	915	898
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	2,953

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	$250	$214
3.000%, 10/01/2041	1,000	813
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2025	350	355
5.000%, 10/01/2027	600	608

		13,927

Mississippi — 0.1%
Mississippi State, Ser A, RB
5.000%, 10/15/2029	300	321
5.000%, 10/15/2030	850	904
Mississippi State, Ser E, RB
5.000%, 10/15/2029	1,000	1,022

		2,247

Missouri — 1.2%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
4.000%, 10/01/2036	995	1,009
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
5.000%, 11/15/2034	3,000	3,029
Missouri State, Health & Educational Facilities Authority, Mercy Health, RB
4.000%, 06/01/2053	2,000	1,822
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2028	1,000	1,036
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	801
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	695	688
Missouri State, Housing Development Commission, Ser A, RB, GNMA/FNMA/FHLMC
3.500%, 11/01/2050	465	456
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
5.000%, 01/01/2029	2,000	2,027
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
5.000%, 12/01/2026	5,135	5,252

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St Louis, Airport Revenue, St. Louis Lambert International Airport, AMT, RB
5.000%, 07/01/2032	$595	$634
5.000%, 07/01/2033	625	665
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	2,350	2,110

		19,529

Nebraska — 1.2%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2034	1,000	1,067
5.000%, 09/01/2036	4,860	5,065
5.000%, 09/01/2042	730	760
5.000%, 05/01/2054 (A)	1,020	1,062
Nebraska State, Investment Finance Authority, Ser G, RB, GNMA/FNMA/FHLMC
5.150%, 09/01/2043	1,100	1,145
4.950%, 09/01/2038	550	583
Nebraska State, Public Power District, Ser C, RB
5.000%, 01/01/2024	775	776
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
5.000%, 01/01/2030	5,500	5,575
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	1,700	1,884
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (A)	700	669

		18,586

Nevada — 0.7%
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,331
Clark County, Stadium Improvement, Ser A, GO
5.000%, 06/01/2043	2,500	2,599
Las Vegas, Convention & Visitors Authority, Ser B, RB
5.000%, 07/01/2024	200	202
5.000%, 07/01/2038	2,000	2,202
Las Vegas, Convention & Visitors Authority, Ser C, RB
5.000%, 07/01/2030	525	530
Nevada State, Department of Business & Industry, Brightline West Passenger Rail Project, AMT, RB
8.125%, 01/01/2050 (A)(B)	1,750	1,772
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	619

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	$400	$429

		10,684

New Hampshire — 0.0%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	300	285
4.000%, 01/01/2030	285	267
4.000%, 01/01/2031	290	269

		821

New Jersey — 3.7%
New Jersey State, COVID-19 Emergency Bonds, GO
5.000%, 06/01/2025	890	916
4.000%, 06/01/2031	1,000	1,063
4.000%, 06/01/2032	3,070	3,280
New Jersey State, Economic Development Authority, Bridge Project, RB
5.000%, 11/01/2029	285	316
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,167
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,058
5.000%, 06/01/2037	1,225	1,271
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 03/01/2028	1,300	1,404
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
5.250%, 06/15/2027	1,395	1,435
New Jersey State, Educational Facilities Authority, Ser C, RB, AGM
4.000%, 07/01/2050	130	119
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,338
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,794

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2030	$1,400	$1,491
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2028	1,450	1,529
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,428
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	2,000	2,088
5.000%, 06/15/2029	3,500	3,648
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,807
5.000%, 12/15/2024	280	285
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2031	955	1,079
5.000%, 06/15/2038	255	285
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2038	1,250	1,395
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2038	3,000	3,363
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,353
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	2,230	2,343
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,044
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2031	1,250	1,348
5.000%, 01/01/2032	4,000	4,305
5.000%, 01/01/2033	350	376
Newark, Board of Education, GO, BAM
5.000%, 07/15/2026	525	548

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	$285	$299
5.000%, 01/01/2033	425	444
5.000%, 01/01/2034	570	594
5.000%, 01/01/2036	570	591

		58,804

New Mexico — 0.1%
New Mexico State, Mortgage Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
3.500%, 01/01/2051	830	814
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	650	605

		1,419

New York — 7.7%
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2029	450	482
5.000%, 07/01/2031	525	570
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	2,015
Long Island, Power Authority, Ser B, RB
0.850%, 09/01/2050 (A)	1,500	1,424
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (A)	1,000	1,002
5.000%, 11/15/2045 (A)	500	531
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,283
4.000%, 11/15/2032	1,500	1,517
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/2030	1,000	1,036
Metropolitan New York, Transportation Authority, Ser D-1, RB
5.000%, 11/15/2029	1,000	1,023
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,421
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,006
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	5,000	5,292
5.000%, 01/15/2036	1,000	1,087
5.000%, 08/01/2039	605	641

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Housing Development Authority, RB, FHA
4.600%, 08/01/2048	$1,090	$1,084
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	302
3.000%, 01/01/2034	740	670
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	118
5.000%, 03/01/2030	100	109
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	491
4.000%, 08/01/2037	4,000	4,070
New York City, Ser B-1, GO
4.000%, 10/01/2035	500	511
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,804
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,695	1,710
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	6,240	7,017
5.000%, 10/01/2033	280	326
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB
5.000%, 07/15/2035	1,650	1,813
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 11/01/2043	2,500	2,469
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
4.000%, 11/01/2035	185	192
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-1, RB
4.000%, 02/01/2038	410	411
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 05/01/2038	1,040	1,180
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
3.000%, 06/15/2040	1,800	1,504
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Pre-Refunded @ 100
5.250%, 07/01/2024 (D)	910	921

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM
Pre-Refunded @ 100
5.000%, 10/01/2028 (D)	$5	$5
New York State, Dormitory Authority, Ser 2015B-B, RB
5.000%, 03/15/2032	2,500	2,569
5.000%, 03/15/2033	2,500	2,569
New York State, Dormitory Authority, Ser E, RB
4.000%, 03/15/2038	4,845	4,904
3.000%, 03/15/2041	1,500	1,231
New York State, Dormitory Authority, State University Project, Ser A, RB
5.000%, 07/01/2035	2,000	2,115
New York State, Dormitory Authority, Unrefunded School Districts, RB, AGM
5.000%, 10/01/2033	3,245	3,530
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
2.750%, 02/15/2044	610	464
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
2.875%, 11/15/2046	1,170	866
1.200%, 11/15/2028	1,355	1,181
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 04/01/2025	1,000	994
3.150%, 04/01/2024	920	918
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	996
New York State, Thruway Authority, Ser A-1-GROUP, RB
4.000%, 03/15/2036	2,895	2,977
3.000%, 03/15/2049	5,000	3,720
New York State, Thruway Authority, Ser J, RB
5.000%, 01/01/2027	2,095	2,097
New York State, Transportation Development Corporation, Delta Air Lines Inc, AMT, RB
5.000%, 01/01/2034	4,000	4,044
5.000%, 10/01/2040	2,625	2,606
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
4.000%, 10/01/2030	4,550	4,388

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
5.500%, 06/30/2039	$1,000	$1,051
5.500%, 06/30/2041	1,205	1,256
5.375%, 06/30/2060	1,250	1,250
5.000%, 12/01/2024	125	126
5.000%, 12/01/2025	115	117
5.000%, 12/01/2030	650	692
5.000%, 12/01/2036	4,000	4,208
5.000%, 12/01/2037	3,000	3,141
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AGM
5.500%, 06/30/2043	1,200	1,279
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2033	775	833
New York State, Urban Development Authority, Personal Income Tax, RB
5.000%, 03/15/2032	2,000	2,005
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
4.000%, 03/15/2043	2,315	2,286
New York State, Utility Debt Securitization Authority, Ser B, RB
5.000%, 12/15/2035	1,825	1,901
Triborough, Bridge & Tunnel Authority, RB
0.000%, 11/15/2036 (F)	905	531
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,016
5.000%, 06/01/2030	525	542
5.000%, 06/01/2031	525	541
Westchester County, Local Development, Pace University Project, Ser A, RB
5.000%, 05/01/2034	2,350	2,355
Westchester County, Local Development, Senior Learning Center Project, RB
2.875%, 07/01/2026 (B)	1,055	1,008
Westchester County, Local Development, Westchester Medical Center Project, RB, AGM
5.000%, 11/01/2047	750	780
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	2,000	2,067

		122,191

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina — 1.1%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	$2,250	$2,430
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,605
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,630
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (A)	1,565	1,533
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	487
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.750%, 07/01/2052	1,635	1,609
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	278
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	671
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	587
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	1,000	1,073
University of North Carolina, Chapel Hill Hospital Project, Ser A-REMK, RB
1.950%, 02/15/2031 (A)	1,000	1,000

		16,903

North Dakota — 0.1%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
4.500%, 07/01/2043	760	765
3.550%, 07/01/2033	380	361

		1,126

Ohio — 2.3%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,611

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	$3,850	$3,396
0.000%, 06/01/2057 (F)	7,035	721
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,036
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,619
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	990
Ohio State, Higher Educational Facility Commission, Kenyon College Project, RB
5.000%, 07/01/2035	680	773
5.000%, 07/01/2037	300	333
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
5.000%, 01/01/2031	1,250	1,350
2.750%, 01/01/2052 (A)	480	470
Ohio State, Hospital Facility Authority, University Hospital Health System Project, Ser B, RB
5.000%, 01/15/2050 (A)	3,230	3,279
Ohio State, Housing Finance Agency, Ser A, RB
3.000%, 03/01/2052	710	685
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	665
Ohio State, Water Development Authority, Fresh Water Bonds, Ser A, RB
5.000%, 12/01/2040	5,545	6,234
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
5.000%, 12/01/2042	7,000	7,757
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.250%, 12/01/2025 (B)	1,100	808

		36,727

Oklahoma — 0.2%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
5.000%, 09/01/2033	930	1,034

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
5.250%, 08/15/2043	$1,510	$1,451

		2,485

Oregon — 0.6%
Clackamas County, Hospital Facility Authority, Rose Villa Project, Ser A, RB
5.125%, 11/15/2040	500	462
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
5.000%, 06/15/2024	250	253
5.000%, 06/15/2025	275	283
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	271
5.000%, 08/15/2034	1,000	1,091
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2035	2,500	2,563
Oregon State, GO
5.000%, 05/01/2040	1,970	2,211
Port of Portland, Airport Revenue, Portland International Airport, Ser 28, AMT, RB
4.000%, 07/01/2036	2,000	1,995
Umatilla County, School District No. 8R Hermiston, Ser A, GO
0.000%, 06/15/2027 (F)	1,000	865

		9,994

Pennsylvania — 8.5%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,300
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	1,850	1,815
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,029
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (D)	725	731
5.000%, 07/01/2024 (D)	875	883
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,000	2,053

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, University of Pennsylvania Health System, Ser B, RB
5.000%, 08/15/2026	$1,940	$2,042
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,278
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	2,967
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,514
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,578
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	250	251
4.000%, 04/01/2025	650	656
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,107
5.000%, 06/01/2032	2,150	2,291
5.000%, 06/01/2033	3,500	3,728
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	8,235	8,616
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 05/15/2039	600	647
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	2,300	2,572
Pennsylvania State, GO
5.000%, 09/15/2026	2,500	2,652
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	2,000	2,042
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2031	1,450	1,549
Pennsylvania State, Housing Finance Agency, RB
5.125%, 10/01/2041	1,220	1,285

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Housing Finance Agency, Ser 142-A, RB
5.500%, 10/01/2053	$1,125	$1,186
4.850%, 10/01/2043	4,650	4,752
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, RB
5.000%, 12/01/2030	5,000	5,235
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
5.000%, 12/01/2033	6,000	6,357
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2033	3,000	3,077
5.000%, 12/01/2039	250	276
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
5.000%, 06/01/2028	3,000	3,129
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	482
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,047
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	759
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.000%, 12/01/2037	4,665	4,750
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,272
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2029	1,500	1,640
5.000%, 09/01/2030	1,000	1,072
5.000%, 09/01/2034	1,410	1,556
5.000%, 09/01/2036	2,000	2,104
4.000%, 09/01/2035	5,000	5,075
4.000%, 09/01/2038	3,000	2,980
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2028	3,390	3,534
5.000%, 09/01/2030	7,975	8,298
Philadelphia, Ser A, GO
5.000%, 05/01/2032	5,905	6,644
Philadelphia, Water & Wastewater Revenue, RB
5.000%, 10/01/2033	2,000	2,246
Philadelphia, Water & Wastewater Revenue, Ser B, RB
4.000%, 07/01/2035	3,850	3,863

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Water & Wastewater Revenue, Ser B, RB, AGM
5.000%, 09/01/2040	$4,520	$4,926
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	2,250	2,540
West Branch Area, School District, GO, AGM
4.000%, 05/15/2034	390	401
4.000%, 05/15/2037	445	450

		135,237

Puerto Rico — 2.6%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)(G)	2,990	748
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)(G)	1,000	250
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)(G)	3,035	759
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (C)	2,940	735
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,708	1,499
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
4.750%, 07/01/2053	1,000	944
0.000%, 07/01/2046 (F)	10,000	2,938
0.000%, 07/01/2051 (F)	12,042	2,605
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	8,625	8,381
0.000%, 07/01/2029 (F)	1,500	1,184
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	8,250	7,809
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	3,400	3,550
4.000%, 07/01/2035	2,010	1,838
4.000%, 07/01/2046	3,600	2,988
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(H)	11,135	5,790

		42,018

Rhode Island — 0.5%
Rhode Island State, Health & Educational Building Authority, Central Falls Public School Projects, RB
4.000%, 05/15/2041	5,420	5,264

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
5.000%, 09/15/2028	$1,405	$1,469
Rhode Island State, Housing & Mortgage Finance, Homeownership Opportunity, Ser 81-A, RB, GNMA
5.250%, 10/01/2043	1,750	1,841

		8,574

South Carolina — 2.1%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	600	637
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,195
Piedmont, Municipal Power Agency, Ser E, RB
5.000%, 01/01/2024	485	486
5.000%, 01/01/2025	385	390
South Carolina State, Housing Finance & Development Authority, Ser A, RB
5.750%, 01/01/2054	1,680	1,810
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	520	513
South Carolina State, Jobs-Economic Development Authority, Bons Secours Mercy Health, Ser S, RB
5.000%, 10/01/2035	1,460	1,627
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,870	1,885
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2029	2,250	2,392
5.000%, 07/01/2030	1,500	1,593
4.000%, 07/01/2035	1,160	1,164
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2025	385	395
5.000%, 12/01/2031	540	589
5.000%, 12/01/2036	2,750	2,982
4.000%, 12/01/2034	2,000	2,017
4.000%, 12/01/2036	2,250	2,253
4.000%, 12/01/2038	175	172
South Carolina State, Public Service Authority, Ser C, RB
5.000%, 12/01/2026	3,800	3,846

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Ser E, RB, AGM
5.250%, 12/01/2038	$2,500	$2,727

		32,673

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
5.000%, 11/01/2027	830	859
5.000%, 11/01/2028	900	931
5.000%, 11/01/2035	1,005	1,030
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
6.000%, 05/01/2054	285	305
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	670	665

		3,790

Tennessee — 1.0%
Chattanooga, Commonspirit Health, Ser A, RB
5.000%, 08/01/2034	1,015	1,085
5.000%, 08/01/2035	420	447
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Belmont University, RB
5.000%, 05/01/2038	705	760
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Vanderbilt University Medical Center, RB
5.000%, 07/01/2033	835	935
Nashville & Davidson County, Metropolitan Government, Sports Authority, Ser A, RB, AGM
5.000%, 07/01/2043	1,300	1,401
Nashville, Metropolitan Government, GO
4.000%, 07/01/2033	3,000	3,094
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	2,500	2,460
Tennessee State, Energy Acquisition, RB
4.000%, 11/01/2049 (A)	2,500	2,484
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	3,516
Tennessee State, Housing Development Agency, AMT, RB
4.000%, 07/01/2045	400	399

		16,581

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 9.0%
Arlington, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/2038	$810	$887
5.000%, 08/15/2040	695	753
Arlington, Special Tax Revenue, Special Tax, AGM
5.000%, 02/15/2030	2,000	2,036
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,608
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	900	912
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	474
Boerne, Independent School District, GO, PSF-GTD
3.125%, 02/01/2053 (A)	935	928
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	772
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	217
Central Texas, Turnpike System, Sub-Ser C, RB
5.000%, 08/15/2031	2,500	2,515
5.000%, 08/15/2033	6,500	6,537
5.000%, 08/15/2037	1,475	1,482
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	640	625
Clear Creek, Independent School District, Ser B-REMK, GO, PSF-GTD
3.600%, 02/15/2035 (A)	1,060	1,062
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2027	1,050	1,061
4.000%, 08/15/2032	1,000	1,021
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,584
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	1,500	1,675
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2031	1,000	1,005
4.000%, 08/15/2034	500	499

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	$1,000	$1,022
5.000%, 11/01/2031	1,250	1,277
5.000%, 11/01/2032	2,500	2,547
5.000%, 11/01/2033	1,175	1,193
5.000%, 11/01/2034	1,000	1,016
5.000%, 11/01/2035	1,000	1,013
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	1,000	1,070
Dallas-Fort Worth, International Airport Revenue, Ser C, AMT, RB
5.000%, 11/01/2031	3,000	3,300
Dayton, Independent School District, GO, PSF-GTD
4.000%, 02/15/2040	3,000	2,958
Denton, Utility System Revenue, RB
5.000%, 12/01/2032	7,500	7,796
El Paso, GO
5.000%, 08/15/2034	2,050	2,137
Frisco, Independent School District, GO, PSF-GTD
4.000%, 08/15/2037	1,935	1,935
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,865
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,061
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
5.000%, 11/15/2028	2,500	2,528
5.000%, 11/15/2029	2,325	2,349
5.000%, 11/15/2030	3,310	3,341
Harris County, Houston Sports Authority, Ser C, RB
5.000%, 11/15/2033	1,100	1,108
Harris County, Industrial Development, RB
4.050%, 11/01/2050 (A)	390	388
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	273
5.000%, 12/01/2032	300	314
Houston, Airport System Revenue, Sub-Ser B, RB
5.000%, 07/01/2029	3,685	3,994
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2029	2,450	2,604
5.000%, 07/01/2032	1,500	1,590

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Houston, Airport System Revenue, Sub-Ser, RB, AGM
5.000%, 07/01/2028	$1,000	$1,096
5.000%, 07/01/2032	1,500	1,741
Houston, Airport System Revenue, United Airlines Project, AMT, RB
5.000%, 07/01/2029	1,980	1,973
Houston, Hotel Occupancy Tax & Special Revenue, RB
4.000%, 09/01/2025	215	217
4.000%, 09/01/2026	160	164
Lamar, Consolidated Independent School District, GO
5.000%, 02/15/2039	2,000	2,199
Lower Colorado, River Authority, RB
5.000%, 05/15/2031	1,000	1,016
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,645	1,755
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	520
New Hope, Cultural Education Facilities Finance, Westminster Project, RB
4.000%, 11/01/2055	385	291
North Texas, Tollway Authority, RB
5.000%, 01/01/2035	1,800	1,919
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2031	1,410	1,462
5.000%, 01/01/2034	7,285	7,478
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2031	1,775	1,829
Northwest, Independent School District, GO, PSF-GTD
4.000%, 02/15/2043	7,000	7,025
Pasadena, Independent School District, GO, PSF-GTD
5.000%, 02/15/2039	1,245	1,398
5.000%, 02/15/2040	225	250
5.000%, 02/15/2042	1,425	1,571
San Antonio, Electric & Gas Systems Revenue, RB
5.000%, 02/01/2035	375	428
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,598
5.000%, 02/01/2034	1,700	1,923
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,049

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	$735	$703
San Antonio, River Authority, Wastewater System Revenue, RB, BAM
4.000%, 01/01/2039	790	785
Southwest Texas, Independent School District, GO, PSF-GTD
5.000%, 02/01/2035	445	505
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
5.000%, 11/15/2032	1,500	1,562
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser A, RB
5.000%, 07/01/2053 (A)	2,000	2,193
Tarrant County, Regional Water District, Water Supply System Revenue, RB
Pre-Refunded @ 100
5.000%, 03/01/2024 (D)	2,500	2,511
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	750	775
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2030	285	293
5.000%, 12/15/2032	715	739
Texas State, Ser B, GO
4.000%, 08/01/2031	435	437
Texas State, Transportation Commission State, Highway Fund, GO
Pre-Refunded @ 100
4.000%, 04/01/2024 (D)	3,500	3,509
Texas State, Transportation Commission State, Highway Fund, GO
5.000%, 04/01/2028	2,630	2,750
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	3,982
Trinity River Authority, Central Regional Wastewater System Revenue, RB
5.000%, 08/01/2032	1,000	1,068
University of Houston, Ser C, RB
5.000%, 02/15/2029	1,000	1,045
University of Texas, Ser B, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (D)	2,285	2,309
Uptown Development Authority, TA
4.000%, 09/01/2033	400	388
4.000%, 09/01/2035	275	261

		143,049

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Utah — 0.4%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	$5,000	$5,214
Salt Lake City, Airport Revenue, Ser B, RB
5.000%, 07/01/2035	1,500	1,579

		6,793

Virgin Islands — 0.1%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	1,065	1,046

Virginia — 1.8%
Arlington County, Industrial Development Authority, Arlington Health System, Virginia Hospital, Ser A, RB
5.000%, 07/01/2053 (A)	880	957
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	291
5.000%, 07/01/2027	250	265
5.000%, 07/01/2028	375	403
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (A)	1,320	1,301
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	430	439
5.000%, 10/01/2047	1,225	1,234
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,124
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,184
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,622
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,149
5.000%, 06/30/2042	2,000	2,077
5.000%, 12/31/2047	440	450
4.000%, 07/01/2030	1,140	1,137
4.000%, 07/01/2031	365	363
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	497

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (F)	$34,300	$8,892

		28,385

Washington — 2.5%
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	8,114
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	5,350
5.000%, 04/01/2036	1,500	1,581
5.000%, 08/01/2041	1,000	1,054
Port of Seattle, RB
4.000%, 06/01/2038	1,000	1,013
Port of Seattle, Ser C, AMT, RB
5.000%, 04/01/2032	1,500	1,506
Washington State, Electric Revenue, Energy Northwest, Columbia Generating Station Project, RB
5.000%, 07/01/2040	2,500	2,751
Washington State, GO
4.000%, 07/01/2036	4,500	4,672
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2042	1,800	1,800
Washington State, Housing Finance Commission, Social Certificate, Ser A-, RB
3.500%, 12/20/2035	963	886
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	658
Washington State, Ser A, GO
5.000%, 08/01/2035	1,665	1,900
Washington State, Ser B-BID, GO
5.000%, 02/01/2043	4,685	5,163
Washington State, Ser R-2015E, GO
5.000%, 07/01/2031	2,730	2,778

		39,226

West Virginia — 0.4%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project, RB
3.750%, 12/01/2042 (A)	2,300	2,291

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2032	$1,510	$1,638
5.000%, 06/01/2034	1,000	1,082
5.000%, 06/01/2035	1,005	1,082

		6,093

Wisconsin — 3.3%
Milwaukee, Ser B4, GO, AGM
5.000%, 04/01/2036	2,965	3,282
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2037	500	504
4.000%, 04/01/2039	295	292
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (F)	370	298
Wisconsin State, GO
5.000%, 11/01/2026	1,175	1,250
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2031	4,155	4,497
5.000%, 08/15/2054 (A)	2,000	2,083
3.480%, 08/15/2054 (A)	1,125	1,104
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
5.000%, 11/15/2030	3,810	3,940
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,935
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	481
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
5.000%, 08/15/2034	1,155	1,161
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	449
5.000%, 11/01/2030	1,035	966
5.000%, 11/01/2039	500	419
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	573

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
5.000%, 12/01/2029	$1,650	$1,667
Wisconsin State, Housing & Economic Development Authority, Ser B, RB, FHA
0.500%, 11/01/2050 (A)	240	231
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (B)	1,390	1,271
Wisconsin State, Public Finance Authority, Appalachian Regional Healthcare System, RB
5.000%, 07/01/2041	750	743
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	230
4.000%, 07/01/2028	225	231
4.000%, 07/01/2029	225	229
Wisconsin State, Public Finance Authority, CHF-Manoa LLC, Ser A, RB
5.250%, 07/01/2038 (B)	1,570	1,584
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	10,450	10,516
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2042	1,475	1,499
5.000%, 02/01/2052	755	745
5.000%, 02/01/2062	1,845	1,790
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	6,880	7,060
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	285	279
4.000%, 10/01/2026	300	292
4.000%, 10/01/2027	125	120
4.000%, 10/01/2028	250	240

		51,961

Total Municipal Bonds
(Cost $1,632,151) ($ Thousands)		1,580,642

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate-Term Municipal Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	596,346	$596

Total Cash Equivalent
(Cost $596) ($ Thousands)		596

Total Investments in Securities — 99.4%
(Cost $1,632,747) ($ Thousands)		$1,581,238

Percentages are based on Net Assets of $1,590,885 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $34,024 ($ Thousands), representing 2.1% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security.
(G)	Level 3 security in accordance with fair value hierarchy.
(H)	No interest rate available.

The following is a summary of the transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,037	$35,177	$(35,618)	$—	$—	$596	$30	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.7%
Alabama — 8.3%
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	$3,940	$3,917
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 12/01/2025	880	903
Black Belt, Energy Gas District, Ser E, RB
5.000%, 06/01/2024	1,250	1,257
Black Belt, Energy Gas District, Ser S, RB
4.000%, 12/01/2023	2,000	2,000
4.000%, 12/01/2024	1,765	1,763
4.000%, 12/01/2025	7,520	7,508
4.000%, 10/01/2052 (A)	2,500	2,475
Black Belt, Energy Gas District, Sub-Ser, RB
5.011%, 07/01/2052 (A)	2,000	2,006
Columbia, Industrial Development Board, Pollution Control Revenue, Alabama Power Company Project, RB
3.810%, 12/01/2037 (A)	7,000	6,958
Lower Alabama, Gas District, RB
4.000%, 12/01/2023	550	550
4.000%, 12/01/2024	500	499
4.000%, 12/01/2025	730	727
4.000%, 12/01/2050 (A)	10,000	9,936
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
2.900%, 07/15/2034 (A)	1,000	1,000
Selma, Industrial Development Board, International Paper Co Project, RB
1.375%, 05/01/2034 (A)	5,250	5,006
Southeast Alabama, Energy Authority, Cooperative District Project #4, Ser B-1, RB
5.000%, 08/01/2024	1,300	1,307
Southeast Alabama, Energy Authority, Cooperative District Project #5, Ser A, RB
5.000%, 07/01/2027	2,500	2,569
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
4.506%, 06/01/2049 (A)	17,000	16,964
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
4.000%, 04/01/2049 (A)	6,850	6,842
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
3.950%, 04/01/2049 (A)	2,500	2,500

		76,687

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Alaska — 0.2%
Alaska State, International Airports System, Ser C, AMT, RB
5.000%, 10/01/2025	$1,980	$2,025

Arizona — 1.7%
Arizona State, Health Facilities Authority, RB
3.550%, 01/01/2046 (A)	800	786
Arizona State, Health Facilities Authority, RB
Pre-Refunded @ 100
3.550%, 11/04/2025 (A)(B)	200	200
Arizona State, Industrial Development Authority, Phoenix Children's Hospital, RB
5.000%, 02/01/2025	500	510
Chandler, Industrial Development Authority, Intel Corporation Project, Ser S, AMT, RB
5.000%, 09/01/2052 (A)	1,300	1,342
Maricopa County, Industrial Development Authority, Banner Health, RB
3.870%, 01/01/2035 (A)	3,625	3,618
Maricopa County, Special Health Care District, Ser D, GO
5.000%, 07/01/2024	990	999
Phoenix, Civic Improvement Authority, AMT, RB
5.000%, 07/01/2025	1,100	1,124
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2027	7,000	7,308

		15,887

California — 3.4%
Alameda, Unified School District, Ser A, GO, AGM
0.000%, 08/01/2026 (C)	1,000	917
Bay Area, Toll Authority, RB
3.580%, 04/01/2056 (A)	1,250	1,247
California State, Choice Financing Authority, Clean Energy Project, RB
4.000%, 10/01/2052 (A)	2,660	2,642
California State, Choice Financing Authority, Clean Energy Project, Ser B, RB
4.000%, 08/01/2025	535	537
California State, Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	452
California State, GO
5.000%, 03/01/2027	4,600	4,712

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Housing Finance Agency, Ser I, RB
5.000%, 05/01/2054 (A)	$5,500	$5,719
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB
3.650%, 08/01/2047 (A)	2,500	2,481
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail, AMT, RB
3.650%, 01/01/2050 (A)(D)	2,600	2,593
California State, Municipal Finance Authority, Waste Management Project, AMT, RB
4.800%, 11/01/2041 (A)	2,000	2,009
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(D)	1,500	1,449
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2024	245	246
Newman-Crows Landing, Unified School District, GO
0.000%, 08/01/2025 (C)	500	471
Pittsburg, Redevelopment Agency Successor Agency, TA, AMBAC
0.000%, 08/01/2028 (C)	500	425
Rio, Elementary School District, GO, BAM
0.000%, 07/01/2028 (C)	3,450	2,938
San Mateo County, Community College District, Ser C, GO, NATL
0.000%, 09/01/2025 (C)	1,250	1,185
Southern Kern, Unified School District, Ser D, GO, BAM
0.000%, 11/01/2024 (C)	200	194
Vernon, Electric System Revenue, Ser A, RB
5.000%, 04/01/2024	1,100	1,104

		31,321

Colorado — 2.8%
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2027	485	509
Colorado State, Health Facilities Authority, Commonspirit Health, RB
5.000%, 11/01/2024	850	859
5.000%, 11/01/2025	350	358
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
5.000%, 08/01/2049 (A)	1,245	1,260

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	$2,000	$2,056
Colorado State, Health Facilities Authority, Intermountain Healthcare, RB
5.000%, 05/15/2062 (A)	615	665
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
3.850%, 05/15/2061 (A)	1,500	1,495
Colorado State, School of Mines, Ser D, RB
4.170%, 12/01/2025 (A)	1,000	1,000
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2028	260	279
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.000%, 11/15/2025	2,000	2,051
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2026	2,500	2,563
E-470, Public Highway Authority, Ser B, RB
3.961%, 09/01/2039 (A)	7,465	7,441
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 01/15/2024	350	350
5.000%, 07/15/2024	300	301
5.000%, 01/15/2025	300	303
5.000%, 07/15/2025	440	449
3.000%, 01/15/2026	405	398
University of Colorado, Green Bonds, Ser C, RB
2.000%, 06/01/2054 (A)	3,855	3,790

		26,127

Connecticut — 2.9%
Connecticut State, Housing Finance Authority, Housing Mortgage Finance Program, RB
0.300%, 11/15/2024	500	484
0.250%, 05/15/2024	750	739
Connecticut State, Housing Finance Authority, RB
3.650%, 11/15/2052 (A)	7,295	7,285
Connecticut State, Housing Finance Authority, Ser A4, RB
3.600%, 11/15/2050 (A)	9,500	9,468
Connecticut State, Ser B, GO
5.000%, 08/01/2025	1,000	1,034
Connecticut State, Ser D, GO
5.000%, 09/15/2025	1,570	1,626
Connecticut State, SIFMA Index Project, Ser A, GO
4.290%, 03/01/2025 (A)	1,815	1,821

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Danbury, GO
5.000%, 01/24/2024	$3,000	$3,006
Stratford, Ser B, GO
5.000%, 01/30/2024	1,285	1,287

		26,750

Delaware — 0.5%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	4,867

District of Columbia — 0.8%
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8070, RB
3.750%, 08/01/2040 (A)(D)(E)	400	400
District of Columbia, Housing Finance Agency, Parcel 42 Project, RB
1.700%, 09/01/2041 (A)	7,160	6,951

		7,351

Florida — 2.4%
Florida Insurance Assistance Interlocal Agency, Ser A-1, RB
5.000%, 09/01/2028	1,500	1,568
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (B)	6,530	6,623
Florida State, Development Finance, Lakeland Regional Health Systems, RB
5.000%, 11/15/2024	1,200	1,215
Jacksonville, Ser A, RB
5.000%, 10/01/2024	1,500	1,524
Lee County, Industrial Development Authority, Shell Point, RB
4.000%, 11/15/2025	210	206
Miami-Dade County, Expressway Authority, Ser B, RB
5.000%, 07/01/2028	1,000	1,009
Miami-Dade County, Industrial Development Authority, Waste Management Project, AMT, RB
3.675%, 11/01/2048 (A)	500	497
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2029	5,500	5,917
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2024	225	225
4.000%, 10/01/2025	235	234

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pasco County, H Lee Moffitt Cancer Center & Research Institute, RB, AGM
5.250%, 09/01/2027	$300	$321
Polk County, Housing Finance Authority, Episcopal Catholic Apartments, RB, FHA
4.150%, 12/01/2040 (A)	3,000	3,037

		22,376

Georgia — 4.3%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB, NATL
5.500%, 11/01/2027	2,825	2,986
Bartow County, Development Authority, Georgia Power Plant, RB
2.875%, 08/01/2043 (A)	1,800	1,752
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
3.875%, 10/01/2032 (A)	2,500	2,481
2.875%, 12/01/2049 (A)	4,000	3,893
College Park, Business & Industrial Development Authority, Somersby Project, Ser B, RB
1.250%, 07/01/2025 (A)	2,125	2,090
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2027	1,100	1,130
4.000%, 12/01/2024	1,100	1,096
4.000%, 03/01/2026	500	502
4.000%, 09/01/2026	415	417
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 06/01/2025	650	657
5.000%, 03/01/2026	500	512
5.000%, 09/01/2026	575	594
4.000%, 08/01/2049 (A)	18,260	18,221
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 05/01/2052 (A)	1,540	1,511
4.000%, 08/01/2052 (A)(D)	1,000	949
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	716

		39,507

Illinois — 6.5%
Berwyn, Ser A, GO
5.000%, 12/01/2024	820	826
Chicago Heights, Olympic Village Apartments Project, RB, FHA/GNMA
2.875%, 08/01/2027 (A)	2,000	1,968

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2027	$1,000	$1,007
Chicago, Park District, Ser B, GO
5.000%, 01/01/2026	550	552
5.000%, 01/01/2028	500	501
Chicago, Ser A, GO
5.000%, 01/01/2024	1,900	1,901
5.000%, 01/01/2029	1,500	1,579
Chicago, Ser C, GO
5.000%, 01/01/2024	1,750	1,751
Chicago, Special Assessment Revenue, Lakeshore East Project, SAB
1.990%, 12/01/2023 (D)	276	276
Cook County, School District No. 233 Homewood-Flossmoor, GO
4.000%, 12/01/2023	1,540	1,540
4.000%, 12/01/2024	1,605	1,613
Cook County, School District No. 87 Berkeley, GO, AGM
5.000%, 12/01/2024	500	509
Geneva, GO
4.000%, 02/01/2026	400	407
Granite, Solid Waste Disposal, Waste Management Project, AMT, RB
1.250%, 05/01/2027	4,100	3,683
Illinois State, Finance Authority, American Water Capital Corp Project, RB
3.875%, 05/01/2040 (A)	1,000	999
Illinois State, Finance Authority, Field Museum of Natural History, RB
4.973%, 11/01/2034 (A)	1,940	1,938
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	1,500	1,505
Illinois State, Finance Authority, University of Chicago Medical Center, Ser B-1, RB
5.000%, 08/15/2052 (A)	1,500	1,531
Illinois State, Finance Authority, Waste Management Inc, AMT, RB
4.600%, 10/01/2053 (A)	5,500	5,526
Illinois State, GO
5.000%, 05/01/2030	1,145	1,147
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	958
Illinois State, Housing Development Authority, Marshall Field Garden Apartment Homes, RB, FNMA
4.300%, 05/15/2050 (A)(E)	1,000	997

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Housing Development Authority, Ser H, RB, GNMA/FNMA/FHLMC
3.470%, 10/01/2053 (A)	$2,000	$2,000
Illinois State, Ser A, GO
5.000%, 03/01/2025	705	717
5.000%, 11/01/2026	2,565	2,673
Illinois State, Ser D, GO
5.000%, 11/01/2024	255	258
5.000%, 11/01/2026	2,420	2,523
3.250%, 11/01/2026	13,710	13,444
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	1,500	1,506
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	120	122
Joliet, Waterworks & Sewerage Revenue, RB
5.000%, 01/01/2024	1,450	1,451
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,018
Sangamon, Logan & Menard Counties, Community Unit School District No. 15, Ser B, GO, BAM
5.000%, 12/01/2023	200	200
University of Illinois, University of Illinios Health Services Facilities System, RB
5.000%, 10/01/2027	375	399
5.000%, 10/01/2028	475	511
Waukegan, Water & Sewer System Revenue, RB, AGM
4.000%, 12/30/2023	250	250
West Chicago, Park District, Ser B, GO, BAM
3.000%, 12/01/2023	220	220
Will County, Community Unit School District No. 201-U Crete-Monee, Ser U-A, GO, BAM
5.000%, 01/01/2028	350	373

		60,379

Indiana — 5.7%
Clark-Pleasant, Community School, GO
5.000%, 01/15/2025	1,030	1,043
Evansville & Vanderburgh County, Building Authority, Lease Rental Revenue, GO, AGM
3.000%, 01/15/2024	250	250
Fort Wayne, Redevelopment Authority, Grand Wayne Center Project, RB
4.000%, 02/01/2025	500	505
4.000%, 08/01/2025	810	821

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Indiana University Health, RB
2.250%, 12/01/2058 (A)	$7,150	$6,991
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,814
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects, RB
3.550%, 05/01/2037 (A)	1,930	1,917
3.450%, 07/01/2025	14,260	14,152
Indiana State, Housing & Community Development Authority, Bradford Lakes Apartments Project, RB
4.500%, 04/01/2025 (A)	3,000	3,005
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, AMT, RB
5.000%, 01/01/2026	1,085	1,113
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2025	650	666
Indianapolis, Local Public Improvement Bond Bank, Ser E, RB, AMBAC
0.000%, 02/01/2025 (C)	3,515	3,370
Rockport, Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025	10,465	10,339
Terre Haute, Sanitary District, RB
5.250%, 09/28/2028	1,000	1,002
Westfield, Redevelopment Authority, RB
5.000%, 07/01/2027	480	507
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	4,865	4,880

		52,375

Kansas — 0.8%
Kansas State, Department of Transportation, Ser C, RB
4.320%, 09/01/2024 (A)	2,925	2,919
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,235	1,265
Reno County, Unified School District No. 308 Hutchinson, GO
3.000%, 09/01/2024	1,000	990

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Valley Center, Ser 1, GO
4.375%, 12/01/2025	$2,500	$2,508

		7,682

Kentucky — 2.6%
Kentucky State, Asset Liability Commission, Ser A, RB
5.000%, 11/01/2024	1,200	1,218
Kentucky State, Economic Development Finance Authority, Norton Healthcare Inc, RB, NATL
0.000%, 10/01/2024 (C)	1,145	1,106
Kentucky State, Housing Corporation, Beecher Terrace Phase IV Project, RB, FHA
5.000%, 09/01/2043 (A)	4,315	4,411
Kentucky State, Housing Corporation, Cambridge Square Project, RB
0.300%, 08/01/2024 (A)	1,500	1,490
Kentucky State, Interlocal School Transportation Association, COP
4.000%, 03/01/2024	995	996
4.000%, 03/01/2028	1,255	1,273
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 12/01/2049 (A)	7,500	7,466
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 01/01/2049 (A)	2,700	2,680
Trimble County, Environmental Facilities, AMT, RB
4.700%, 06/01/2054 (A)	1,500	1,508
University of Louisville, Ser F, RB
5.000%, 03/01/2027	2,000	2,111

		24,259

Louisiana — 2.7%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
4.273%, 05/01/2043 (A)	1,970	1,930
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage, Sub-Ser, RB
0.875%, 02/01/2046 (A)	2,000	1,927
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2026	1,355	1,412
5.000%, 08/15/2027	1,000	1,055

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2007A, RB
1.650%, 09/01/2027 (A)	$1,255	$1,255
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2013C, RB
1.650%, 09/01/2034 (A)	2,060	2,060
Louisiana State, Offshore Terminal Authority, Ser A, RB
4.150%, 09/01/2027	2,500	2,530
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
5.000%, 05/15/2050 (A)	1,000	1,017
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	8,000	7,861
2.100%, 06/01/2037 (A)	3,000	2,947
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	1,000	950

		24,944

Maryland — 2.5%
Maryland State, Community Development Administration, Rosemont LP, Ser I, RB
4.375%, 01/01/2025 (D)	6,325	6,332
Maryland State, Community Development Administration, South Street Senior LLC, Ser D, RB
3.150%, 07/01/2024	2,000	1,976
Maryland State, Community Development Administration, Woodside Gardens, Ser A, RB
1.330%, 01/01/2024 (D)	4,000	3,988
Maryland State, Health & Higher Educational Facilities Authority, Frederick Heath System, RB
5.000%, 07/01/2026	450	467
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
5.000%, 07/01/2045 (A)	6,250	6,348
Maryland State, Ser A-BID, GO
5.000%, 08/01/2025	1,120	1,160
5.000%, 08/01/2026	1,270	1,343
Maryland State, Stadium Authority, Football Stadium, Ser A, RB
5.000%, 03/01/2026	400	417
5.000%, 03/01/2028	1,090	1,183

		23,214

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 1.9%
Boston, Housing Authority, Ser B, RB
5.000%, 04/01/2025	$400	$410
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	2,200	2,265
3.900%, 07/01/2049 (A)(D)	6,250	6,189
Massachusetts State, Development Finance Agency, Springfield College, RB
5.000%, 06/01/2024	1,015	1,019
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
1.250%, 05/01/2027 (D)	2,500	2,246
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2027	435	461
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2024	575	579
5.000%, 07/01/2025	850	866
5.000%, 07/01/2026	1,000	1,028
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System, Ser G, RB, AGM
4.100%, 07/01/2042 (A)	1,325	1,325
Massachusetts State, Housing Finance Agency, Sustainability Bonds, Ser A, RB, FHA
0.450%, 12/01/2024	1,000	968

		17,356

Michigan — 1.8%
Chippewa Valley, Schools, GO, Q-SBLF
5.000%, 05/01/2025	900	923
Michigan State, Hospital Finance Authority, Trinity Health Credit Group, Ser C-, RB
5.000%, 12/01/2025	1,050	1,086
Michigan State, Housing Development Authority, Clark Road Senior Apartments Project, RB
4.500%, 12/01/2042 (A)	5,500	5,546
Michigan State, Housing Development Authority, Rental Housing, Ser A, RB
3.300%, 04/01/2026	6,135	6,082
Wayne County, Airport Authority, Ser F, AMT, RB
5.000%, 12/01/2027	3,010	3,059

		16,696

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota — 1.6%
Central Minnesota, Municipal Power Agency, Southern Twin Cities Transmission Project, RB, AGM
5.000%, 01/01/2024	$285	$285
Gibbon, Independent School District No. 2365, Ser A, GO
6.000%, 02/01/2026	280	297
6.000%, 02/01/2027	200	218
Maple Grove, Health Care Facilities Revenue Refunding, Maple Grove Hospital, RB
5.000%, 05/01/2024	1,200	1,206
Minneapolis, Allina Health System, Ser A, RB
5.000%, 11/15/2052 (A)	2,000	2,140
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2026	1,310	1,338
Minneapolis-State, Paul Metropolitan Airports Commission, Sub-Ser S, AMT, RB
5.000%, 01/01/2025	750	760
5.000%, 01/01/2026	450	461
Minnesota State, Higher Education Facilities Authority, Ser A, RB
5.000%, 10/01/2025	335	346
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	570	513
1.050%, 07/01/2026	1,145	1,038
0.950%, 01/01/2026	1,140	1,075
0.875%, 07/01/2025	1,130	1,079
0.800%, 01/01/2025	565	547
Minnesota State, Municipal Gas Agency, Ser A, RB
4.000%, 12/01/2024	1,500	1,504
Roseville, Independent School District No. 623, Ser A, COP
5.000%, 04/01/2026	500	512
Southern Minnesota, Municipal Power Agency, Ser A, RB, NATL
0.000%, 01/01/2025 (C)	1,465	1,407

		14,726

Mississippi — 0.5%
Warren County, Environmental Improvement Revenue, International Paper Co Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	1,913

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Warren County, Gulf Opportunity Zone Revenue, International Paper Co Project, RB
1.375%, 08/01/2027 (A)	$2,500	$2,384

		4,297

Missouri — 1.5%
Barry County, Law Enforcement Center Project, COP
5.000%, 10/01/2027	580	607
Centeral Southwest Missouri, Ozarks Technical Community College, COP
5.000%, 03/01/2024	215	216
Jackson County, RB
5.000%, 12/01/2027	1,110	1,187
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT, RB
3.500%, 05/01/2038 (A)	9,650	9,541
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	565	586
Missouri State, Public Utilities Commission, RB
4.000%, 12/01/2024	2,000	2,003

		14,140

Nebraska — 0.5%
Central Plains, Energy Project, Ser A, RB
5.000%, 05/01/2054 (A)	1,000	1,042
Douglas County, Hospital Authority No. 3, Nebraska Methodist Health System, RB
5.000%, 11/01/2027	1,260	1,295
Gretna, COP
5.000%, 12/15/2025	2,000	2,034

		4,371

New Hampshire — 0.1%
National Finance Authority, New Hampshire Pollution Control Refunding, New York State Electric & Gas Corporation Project, AMT, RB
4.000%, 12/01/2028	525	527

New Jersey — 2.7%
Gloucester County, Improvement Authority, Rowan University Student Center Project, RB
0.600%, 03/01/2024	500	495

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	$3,500	$3,664
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.000%, 03/01/2024	1,500	1,506
4.550%, 09/01/2025 (A)	1,050	1,052
New Jersey State, Economic Development Authority, Ser A, RB
4.125%, 06/15/2026	860	870
New Jersey State, GO
5.000%, 06/01/2027	1,000	1,070
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2025	2,850	2,916
New Jersey State, Housing & Mortgage Finance Agency, New Brunswick Apartments, Ser C2, RB, FHA
3.125%, 02/01/2025 (A)	5,620	5,568
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	3,000	3,049
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
0.000%, 12/15/2029 (C)	770	628
New Jersey State, Transportation Trust Fund Authority, Ser D, RB
5.250%, 12/15/2023	400	400
5.000%, 12/15/2023	680	680
Newark, Board of Education, GO
5.000%, 07/15/2024	600	606
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,060	1,074
Passaic, Ser A, GO
5.000%, 08/01/2024	695	703
5.000%, 08/01/2025	700	719

		25,000

New Mexico — 0.2%
Farmington, Pollution Control Revenue Bonds, San Juan Project, RB
3.900%, 06/01/2040 (A)	1,000	999
Santa Fe, Public School District, GO
4.000%, 08/01/2024	600	602

		1,601

New York — 9.1%
Amherst, Industrial Development Agency, RB, FHA/GNMA
3.900%, 04/01/2026 (A)	3,535	3,538

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cobleskill-Richmondville, Central School District, GO
4.750%, 06/21/2024	$1,245	$1,253
Geneva, School District, GO
4.500%, 06/20/2024	2,020	2,026
4.500%, 07/11/2024	4,500	4,515
Hermon-DeKalb, Central School District, GO
4.500%, 06/28/2024	1,000	1,004
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2052 (A)	3,105	3,273
1.650%, 09/01/2049 (A)	2,945	2,898
0.850%, 09/01/2050 (A)	2,000	1,899
Long Island, Power Authority, Ser C, RB
3.750%, 09/01/2038 (A)	1,585	1,563
Lowville, Ser A, GO
4.625%, 08/22/2024	780	780
Metropolitan New York, Transportation Authority, Ser A2, RB
5.000%, 11/15/2027	1,500	1,557
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (A)	1,790	1,794
Metropolitan New York, Transportation Authority, Ser D, RB
3.941%, 11/01/2035 (A)	2,540	2,536
Metropolitan New York, Transportation Authority, Sub-Ser, RB
5.000%, 11/15/2048 (A)	1,000	1,005
Metropolitan New York, Transportation Authority, Sub-Ser, RB, AGM
4.161%, 11/01/2032 (A)	1,000	1,000
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2023	400	400
5.000%, 12/01/2024	550	555
New York & New Jersey, Port Authority, Ser 226, AMT, RB
5.000%, 10/15/2025	2,000	2,057
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2024	740	742
New York City, Housing Development Authority, RB, FHA
3.400%, 11/01/2062 (A)	5,000	4,996
0.600%, 05/01/2061 (A)	2,945	2,768
New York City, Industrial Development Agency, Sustainability Bonds, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2024	750	751
New York City, Ser 2-REM, GO
3.500%, 04/01/2042 (A)	7,300	7,300
New York City, Ser C, GO, AGC
5.100%, 10/01/2027 (A)	1,625	1,625

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Sub-Ser A-4, GO, AGM
5.030%, 08/01/2026 (A)	$1,075	$1,075
New York State, Dormitory Authority, RB
5.000%, 10/01/2024	4,645	4,712
New York State, Housing Finance Agency, Sustainability Bonds, RB, FHA
3.450%, 05/01/2062 (A)	1,000	1,001
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
0.950%, 05/01/2025	2,110	2,000
0.850%, 11/01/2024	1,305	1,266
New York State, Housing Finance Agency, Sustainability Bonds, Ser J, RB, FHA
0.750%, 05/01/2025	3,500	3,296
New York State, Housing Finance Agency, Sustainability Bonds, Ser P, RB
1.600%, 11/01/2024	3,895	3,810
New York State, Transportation Development, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	800	823
New York State, Transportation Development, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2026	1,000	1,032
New York State, Transportation Development, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2023	1,800	1,800
5.000%, 12/01/2024	900	912
5.000%, 12/01/2026	1,000	1,045
Niagara, Frontier Transportation Authority, AMT, RB
5.000%, 04/01/2028	1,045	1,098
Oyster Bay, GO, AGM
4.000%, 03/01/2025	1,145	1,157
Triborough, Bridge & Tunnel Authority, Sub-Ser, RB
5.000%, 05/15/2050 (A)	3,000	3,111
Watertown, Enlarged City School District, GO
4.500%, 06/27/2024	2,705	2,716
Yonkers, Ser A, GO, BAM
5.000%, 09/01/2024	565	572
5.000%, 09/01/2025	750	774
Yonkers, Ser B, GO, BAM
5.000%, 10/15/2024	500	508

		84,543

North Carolina — 0.8%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2029	1,000	1,081

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Charlotte-Mecklenburg, Hospital Authority, Ser C-REM, RB
3.450%, 01/15/2048 (A)	$1,000	$1,000
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
0.800%, 01/15/2048 (A)	1,000	948
Columbus County, Industrial Facilities & Pollution Control Financing Authority, International Paper Co Project, RB
1.375%, 05/01/2034 (A)	1,000	954
North Carolina State, Housing Finance Agency, Ser 47, RB, GNMA/FNMA/FHLMC
0.250%, 01/01/2024	1,930	1,925
North Carolina State, Housing Finance Agency, Wind Crest Senior Living LP, RB
4.500%, 06/01/2024	1,000	1,000

		6,908

North Dakota — 0.3%
Cass County, Joint Water Resource District, Ser A, GO
0.480%, 05/01/2024	1,000	981
Grand Forks, Altru Health System, Ser A, RB, AGM
5.000%, 12/01/2026	100	105
5.000%, 12/01/2027	125	133
5.000%, 12/01/2028	125	135
Larimore, GO
0.850%, 05/01/2024	1,700	1,698

		3,052

Ohio — 3.4%
Allen County, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	3,500	3,653
American Municipal Power, City of Wapakoneta Project, RB
4.500%, 06/21/2024	3,470	3,482
American Municipal Power, Combined Hydroelectric Project, RB
1.000%, 02/15/2048 (A)	1,465	1,435
American Municipal Power, Village of Grafton Project, RB
4.625%, 04/12/2024	800	802
Cleveland, Airport System Revenue, Ser A, AMT, RB
5.000%, 01/01/2025	910	921
Cuyahoga, Metropolitan Housing Authority, Carver Park Phase III Project, RB, FHA
4.000%, 06/01/2026 (A)	6,500	6,505
Dayton, School District, COP
3.000%, 12/01/2025	170	169

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lancaster, Port Authority, Ser A, RB
5.000%, 08/01/2049 (A)	$3,700	$3,736
Montgomery County, Premier Health Partners, RB
5.000%, 11/15/2024	1,000	1,009
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	3,000	2,915
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,505
Ohio State, Housing Finance Agency, Post Oak Station, RB, FHA
3.350%, 07/01/2025 (A)	2,865	2,846
Ohio State, Housing Finance Agency, Riverview San Marco Apartments, RB, FHA
5.000%, 08/01/2026 (A)	2,140	2,176
Ohio State, University Hospital Project, RB
5.000%, 01/15/2024	200	200

		31,354

Oklahoma — 0.1%
Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 08/15/2031	810	818
Washington County, Educational Facilities Authority, Dewey Public Schools Project, RB
5.000%, 09/01/2025	400	409

		1,227

Oregon — 1.0%
Deschutes & Jefferson Counties, School District No. 2J Redmond, GO
0.000%, 06/15/2024 (C)	500	491
0.000%, 06/15/2025 (C)	460	436
Lane County, School District No. 1 Pleasant Hill, Ser B-CABS, GO
0.000%, 06/15/2027 (C)	350	309
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 06/15/2025 (C)	1,685	1,599
0.000%, 06/15/2026 (C)	2,840	2,609
Multnomah County, School District No. 40, Ser A, GO
0.000%, 06/15/2026 (C)	250	229
0.000%, 06/15/2028 (C)	395	336
Oregon State, Business Development Commission, Intel Corporation Project, Ser 232-RE, RB
3.800%, 12/01/2040 (A)	1,000	1,011

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Salem, Hospital Facility Authority, Capital Manor Project, RB
5.000%, 05/15/2025	$130	$130
Washington Multnomah & Yamhill Counties, Hillsboro School District No. 1J, GO
5.000%, 06/15/2026	2,250	2,365

		9,515

Pennsylvania — 4.4%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser D2-B-REMK, RB
3.720%, 11/15/2024 (A)	1,550	1,543
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
4.000%, 11/15/2047 (A)	3,000	2,960
Bethlehem, School District Authority, RB
3.961%, 01/01/2030 (A)	520	511
3.961%, 07/01/2031 (A)	925	909
3.961%, 01/01/2032 (A)	570	560
Dallastown Area, School District, GO
5.000%, 04/15/2027	520	530
Lackawanna County, Industrial Development Authority, Scranton University, RB
5.000%, 11/01/2024	250	253
Lehigh County, General Purpose Authority, Lehigh Valley Academy, RB
4.000%, 06/01/2024	600	599
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	969
Monroeville, Finance Authority, University of Pittsburgh Medical Center, Ser C, RB
5.000%, 05/15/2028	570	614
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
4.500%, 11/01/2035 (A)	1,000	995
Parkland, School District, Ser A, GO
4.000%, 02/01/2025	100	101
Pennsbury, School District, GO
4.000%, 08/01/2024	1,260	1,266
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
3.700%, 06/01/2041 (A)	500	497
1.750%, 08/01/2038 (A)	7,250	7,152

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, GO
5.000%, 10/01/2024	$2,300	$2,336
5.000%, 01/01/2028	3,020	3,210
4.000%, 04/01/2029	1,000	1,001
Pennsylvania State, Housing Finance Agency, RB, FHA
1.250%, 02/01/2025 (A)	4,000	3,981
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,240
Pennsylvania State, Turnpike Commission, RB
4.150%, 07/15/2041 (A)	2,500	2,493
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2025	895	913
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2025	1,000	1,035
Philadelphia, Industrial Development Authority, Life Donor Program, RB
3.250%, 12/01/2034 (A)(E)	300	300
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,155	1,230
Philadelphia, School District, Ser A, RB
5.000%, 06/28/2024	2,500	2,518
Wilkes-Barre, Finance Authority, University of Scranton, Ser A, RB
5.000%, 11/01/2024	475	481

		40,197

Puerto Rico — 0.0%
Puerto Rico, Industrial Tourist Educational Medical & Enviromental Control Facilities Financing Authority, RB
5.000%, 07/01/2024	140	141

South Carolina — 0.1%
South Carolina, Ports Authority, AMT, RB
5.000%, 07/01/2024	275	277
5.000%, 07/01/2027	400	419

		696

Tennessee — 0.4%
Johnson City, Health & Educational Facilities Board, Ballad Health, Ser A, RB
5.000%, 07/01/2024	500	503
5.000%, 07/01/2027	400	420
5.000%, 07/01/2028	400	425
Knox County, Health Educational & Housing Facility Board, Westview Towers Project, RB, FHA
3.950%, 12/01/2027 (A)	500	499

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennergy, Gas Revenue, Ser A, RB
5.500%, 12/01/2027	$750	$784
5.250%, 12/01/2026	700	719
4.000%, 09/01/2024	500	500

		3,850

Texas — 13.8%
Arlington, Higher Education Finance, Trinity Basein Preparatory, RB, PSF-GTD
5.000%, 08/15/2026	320	336
Arlington, Housing Finance, RB
4.500%, 04/01/2041 (A)	5,000	5,090
3.500%, 11/01/2043 (A)	11,000	10,990
Beaumont, GO
5.000%, 03/01/2024	265	266
Cameron County, Housing Finance, RB
3.500%, 12/01/2024 (A)	1,000	1,000
Central Texas, Regional Mobility Authority, Ser F, RB
5.000%, 01/01/2025	1,500	1,512
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	1,000	977
Clear Creek, Independent School District, Ser B-REMK, GO, PSF-GTD
3.600%, 02/15/2035 (A)	1,500	1,502
Clifton, Higher Education Finance, Ser A, RB
5.000%, 08/15/2024	350	353
Coastal Bend, Health Facilities, Ser B, RB, AGM
5.100%, 07/01/2031 (A)	125	125
Conroe, Municipal Management District No. 1, GO, BAM
6.500%, 09/01/2025	670	703
6.500%, 09/01/2026	390	420
6.500%, 09/01/2027	635	702
6.500%, 09/01/2028	245	277
Cypress-Fairbanks, Independent School District, Ser B, GO, PSF-GTD
0.280%, 02/15/2040 (A)	1,365	1,333
Dallas City, Hotel Occupancy Tax Revenue, RB
5.000%, 08/15/2024	505	510
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Rosemont at Ash Creek Apartments, RB, FHA
5.000%, 07/01/2026 (A)	2,750	2,817
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, The Positano, RB, FHA
5.000%, 09/01/2026 (A)	2,235	2,285

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallas City, Kay Bailey Hutchinson Convention Center, Special Tax
6.000%, 08/15/2053 (A)(D)	$1,500	$1,522
Dallas-Fort Worth, International Airport Revenue, RB
5.000%, 11/01/2024	1,500	1,524
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	1,000	1,016
Denton, Independent School District, GO, PSF-GTD
5.000%, 08/15/2026	1,000	1,055
El Paso, Independent School District, Ser R, GO
5.000%, 02/01/2040 (A)	1,960	2,022
Fort Bend County, Ser B, GO
5.000%, 03/01/2029	1,250	1,273
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
0.875%, 08/01/2050 (A)	765	731
0.720%, 08/01/2051 (A)	845	789
Fort Bend, Independent School District, Ser B-REMK, GO, PSF-GTD
3.650%, 08/01/2052 (A)	2,000	2,000
Galveston, Public Facility, The Oleanders at Broadway, RB, FHA
0.470%, 08/01/2025 (A)	1,500	1,463
Greater Texoma, Utility Authority, RB, AGM
4.000%, 10/01/2027	385	397
4.000%, 10/01/2028	525	544
Greater Texoma, Utility Authority, Ser A, RB, BAM
5.000%, 10/01/2028	800	869
Hale Center, Education Facilities, Wayland Baptist University Project, RB
5.000%, 03/01/2024	850	852
5.000%, 03/01/2025	450	454
Harlandale, Independent School District, GO, BAM
2.000%, 08/15/2040 (A)	3,135	3,103
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
5.000%, 06/01/2032 (A)	1,625	1,647
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
0.900%, 05/15/2050 (A)	1,000	954
Harris County, Health Facilities Development, Christus Health Project, Ser A, RB, AGM
5.100%, 07/01/2031 (A)	1,250	1,250

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Municipal Utility District No. 1, GO, AGM
4.000%, 09/01/2025	$635	$642
4.000%, 09/01/2026	665	678
4.000%, 09/01/2027	695	714
4.000%, 09/01/2028	725	748
4.000%, 09/01/2029	755	773
Harris County, Municipal Utility District No. 502, GO, BAM
7.250%, 09/01/2025	455	483
7.250%, 09/01/2026	470	519
7.250%, 09/01/2027	480	547
7.250%, 09/01/2028	495	581
Harris-Waller Counties, Municipal Utility District No. 4, GO, BAM
7.250%, 11/01/2025	115	123
7.250%, 11/01/2026	230	252
7.250%, 11/01/2027	350	394
7.250%, 11/01/2028	345	399
7.250%, 11/01/2029	390	459
Housing Synergy PFC, Multifamily Housing, Villages of Westlake Apartments, RB, FHA
3.500%, 08/01/2025 (A)	1,753	1,747
Houston, East Downtown, Redevelopment Authority, TA
5.000%, 09/01/2025	295	300
Houston, Hotel Occupancy Tax & Special Revenue, RB
5.000%, 09/01/2025	1,000	1,012
Houston, Independent School District, GO, PSF-GTD
3.500%, 06/01/2039 (A)	9,590	9,604
Katy, Independent School District, GO, PSF-GTD
1.500%, 08/15/2050 (A)	1,000	986
Kermit, Independent School District, GO, PSF-GTD
5.000%, 02/15/2025	200	204
Kilgore, Independent School District, GO, PSF-GTD
2.000%, 02/15/2052 (A)	2,190	2,133
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	1,975
New Caney, Independent School District, GO, PSF-GTD
1.250%, 02/15/2050 (A)	1,305	1,283
North East Texas, Independent School District, GO, PSF-GTD
3.600%, 08/01/2052 (A)	3,000	2,999

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Hays County, Municipal Utility District No. 1, GO, BAM
3.000%, 08/15/2024	$325	$323
3.000%, 08/15/2025	335	331
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2026	1,735	1,803
5.000%, 01/01/2027	1,535	1,628
Odessa, Junior College District, RB, AGM
4.000%, 07/01/2024	325	327
Plainview, Independent School District, Ser B-REMK, GO, PSF-GTD
4.000%, 02/15/2050 (A)	1,310	1,324
Port Arthur, Port Authority, RB, BAM
5.000%, 02/15/2026	200	208
Prosper, Independent School District, GO, PSF-GTD
3.000%, 02/15/2053 (A)	3,045	3,012
San Antonio, Electric & Gas Systems Revenue, RB
4.170%, 02/01/2048 (A)	2,500	2,496
3.650%, 02/01/2053 (A)	1,000	991
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	8,520
San Antonio, Housing Trust Finance, Echo East Apartments, Ser A, RB, FNMA
0.500%, 05/01/2024	1,190	1,176
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,007
San Antonio, Water System, Ser B-REM, RB
3.950%, 05/01/2044 (A)	6,850	6,811
San Antonio, Water System, Ser Junior A, RB
2.625%, 05/01/2049 (A)	1,900	1,889
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health Project, RB
5.000%, 11/15/2052 (A)	1,075	1,112
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services Project, RB
5.000%, 11/15/2025	1,370	1,378
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
4.500%, 12/15/2026 (A)	1,260	1,250
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
4.433%, 09/15/2027 (A)	2,585	2,543
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2023	500	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Municipal Gas Acquisition & Supply IV, Ser A, RB
5.250%, 01/01/2026	$1,000	$1,021
5.250%, 01/01/2028	3,185	3,313
Williamson County, Municipal Utility District No. 19a, Ser A, GO, BAM
4.500%, 08/15/2024	245	246
4.500%, 08/15/2025	250	254

		127,681

Utah — 0.2%
Ogden, School District, GO
5.000%, 06/15/2026	1,250	1,315
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2026	200	206

		1,521

Virginia — 1.3%
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (A)	2,000	1,971
Harrisonburg, Redevelopment & Housing Authority, Wesley Apartments Project, RB
4.000%, 12/01/2028 (A)	1,650	1,660
Isle of Wight County, Economic Development Authority, RB, AGM
5.000%, 07/01/2029	500	546
5.000%, 07/01/2030	550	607
Louisa, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 11/01/2035 (A)	5,500	5,422
Virginia State, Housing Development Authority, Ser C, RB
3.900%, 01/01/2030	315	317
3.800%, 07/01/2029	355	358
Virginia State, Port Authority, Commonwealth Port Fund, AMT, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (B)	500	512
Virginia State, Small Business Financing Authority, The Obligated Group of National Senior Campuses Inc, RB
5.000%, 01/01/2025	1,000	1,007

		12,400

Washington — 1.3%
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser 2015S, RB
3.500%, 11/01/2045 (A)	6,000	5,896

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
King County, School District No. 405 Bellevue, GO
5.000%, 12/01/2024	$2,500	$2,546
Port of Seattle, AMT, RB
5.000%, 08/01/2026	1,500	1,554
Seattle, Housing Authority, Northgate Plaza Project, RB
1.000%, 06/01/2026	1,000	928
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/2026	1,000	995
Washington State, Higher Education Facilities Authority, Seattle University Project, RB
5.000%, 05/01/2024	160	161
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2025	350	354

		12,434

West Virginia — 1.4%
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,499
West Virginia, Economic Development Authority, RB
3.750%, 12/01/2042 (A)	10,000	9,960

		12,459

Wisconsin — 3.0%
Clayton Town, Winnebago County, Ser B, RB
2.000%, 06/01/2026	1,155	1,095
Dane County, Airport Project, AMT, GO
5.000%, 06/01/2025	2,015	2,066
5.000%, 06/01/2026	2,120	2,194
5.000%, 06/01/2027	2,230	2,343
Milwaukee, Ser B3, GO
4.000%, 03/15/2028	1,115	1,122
PMA Levy & Aid Anticipation Notes Program, Ser B, RB
5.000%, 09/25/2024	1,000	1,011
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Ser S, RB
5.000%, 08/15/2054 (A)	1,000	1,040
Wisconsin State, Health & Educational Facilities Authority, Rogers Memorial Hospital, RB
5.000%, 07/01/2029	310	311

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, UnityPoint Health, Ser A, RB
5.000%, 12/01/2028	$1,300	$1,314
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,162
0.650%, 03/01/2025	1,700	1,614
Wisconsin State, Housing & Economic Development Authority, Ser B, RB, FHA
0.500%, 11/01/2050 (A)	600	577
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.300%, 10/01/2046 (A)	1,000	999
Wisconsin State, Public Finance Authority, Renown Regional Medical Center Project, RB
5.000%, 06/01/2024	1,120	1,126
Wisconsin State, Public Finance Authority, Waste Management Project, AMT, RB
1.100%, 04/01/2033 (A)	3,000	2,769
Wisconsin State, Ser 1, GO
5.000%, 05/01/2024	6,500	6,550

		27,293

Wyoming — 0.2%
Sublette County, Hospital District, Hospital Contruction Project, Ser A, RB
5.000%, 06/15/2026	2,000	2,002

Total Municipal Bonds
(Cost $936,574) ($ Thousands)		921,738

TAX-EXEMPT COMMERCIAL PAPER — 0.3%
Mercer County
4.050%, 01/04/2024	1,000	1,000
3.950%, 01/02/2024	1,865	1,866

Total Tax-Exempt Commercial Paper
(Cost $2,865) ($ Thousands)		2,866

Total Investments in Securities — 100.0%
(Cost $939,439) ($ Thousands)		$924,604

Percentages are based on Net Assets of $925,061 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Short Duration Municipal Fund (Concluded)

(C)	Zero coupon security.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $25,944 ($ Thousands), representing 2.8% of the Net Assets of the Fund.

(E)	Securities are held in connection with a letter of credit issued by a major bank.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 101.4%
California — 101.4%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2025	$990	$1,022
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	1,000	1,083
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,131
5.000%, 02/01/2028	3,000	3,259
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.250%, 11/01/2054 (A)	4,000	4,167
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	4,875
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	2,000	2,114
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	441
5.000%, 04/01/2030	425	473
5.000%, 04/01/2031	470	529
California State, Educational Facilities Authority, Stanford University Project, Ser V-3, RB
5.000%, 06/01/2033	2,055	2,474
California State, GO
5.000%, 08/01/2027	2,000	2,114
5.000%, 08/01/2028	2,665	2,872
5.000%, 08/01/2031	5,000	5,357
5.000%, 11/01/2031	7,500	8,611
5.000%, 09/01/2032	1,000	1,183
5.000%, 09/01/2035	1,000	1,186
5.000%, 10/01/2035	5,000	5,892
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,369
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,631
California State, Health Facilities Financing Authority, City of Hope Project, RB
5.000%, 11/15/2027	1,200	1,213

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	$4,000	$4,426
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,579
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	2,000
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,088
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	529
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	936	931
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,402	1,380
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2030	3,000	3,429
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, Ser B, RB
5.000%, 11/01/2029	2,125	2,385
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	535	592
5.000%, 11/01/2032	850	946
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,118
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,012
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	508
5.000%, 07/01/2027	1,170	1,223
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	464

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	$1,260	$1,263
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
5.000%, 12/31/2028	1,000	1,047
5.000%, 06/30/2029	1,300	1,359
5.000%, 12/31/2029	1,000	1,045
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	751
5.000%, 05/15/2030	900	973
California State, Municipal Finance Authority, Republic Services Inc Project, AMT, RB
4.375%, 09/01/2053 (A)	2,000	2,015
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	518
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(B)	2,000	1,931
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,117
California State, Public Works Board, Ser B, RB
5.000%, 10/01/2028	1,885	2,033
California State, Public Works Board, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2027 (C)	120	131
California State, Public Works Board, Various Capital Projects, RB
5.000%, 12/01/2035	2,000	2,333
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,426
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	926
California State, University Systemwide, Ser B-2-REMK, GO
0.550%, 11/01/2049 (A)	3,000	2,679

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Various Purpose, GO
5.000%, 11/01/2026	$5,000	$5,321
5.000%, 03/01/2029	1,300	1,452
5.000%, 10/01/2030	1,230	1,382
Carlsbad, Unified School District, Ser B, GO
6.000%, 05/01/2034	2,750	2,781
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,216
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,350	1,175
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025 (D)	3,365	3,466
5.000%, 06/01/2026 (D)	1,500	1,579
5.000%, 06/01/2027 (D)	5,000	5,386
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM
5.000%, 09/01/2029	2,275	2,488
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2025	1,000	1,038
Indio, Electric Financing Authority, Ser A, RB
5.000%, 01/01/2033	130	151
5.000%, 01/01/2034	175	202
5.000%, 01/01/2035	135	155
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,022
5.000%, 05/01/2026	500	522
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,052
Long Beach, Bond Finance Authority, RB
5.000%, 08/01/2034	760	908
5.000%, 08/01/2035	500	592
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,142
5.000%, 05/15/2027	2,000	2,113
Long Beach, Harbor Revenue, Ser C, AMT, RB
5.000%, 05/15/2026	2,370	2,425
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	625
5.000%, 07/01/2035	1,000	1,190

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	$1,500	$1,650
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser A, AMT, RB
5.000%, 05/15/2032	2,680	2,972
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser D, AMT, RB
5.000%, 05/15/2026	1,000	1,035
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	7,990	8,380
5.000%, 05/15/2028	1,000	1,066
5.000%, 05/15/2029	3,000	3,238
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, RB
5.000%, 05/15/2036	250	293
Los Angeles, Department of Water & Power, Water System Revenue, Ser D, RB
5.000%, 07/01/2033	385	457
5.000%, 07/01/2034	545	643
5.000%, 07/01/2035	1,210	1,420
Los Angeles, Municipal Improvement Corp, Capital Equipment and Real Property, RB
5.000%, 05/01/2034	500	597
5.000%, 05/01/2035	500	595
Los Angeles, Unified School District, Ser A, COP
5.000%, 10/01/2035	3,000	3,514
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2029	3,940	4,444
5.000%, 07/01/2031	5,000	5,784
Los Angeles, Unified School District, Ser B1, GO
5.000%, 07/01/2029	1,000	1,094
Modesto, Irrigation District, Ser A, RB
5.000%, 10/01/2034	700	836
5.000%, 10/01/2035	900	1,068
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	2,996
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	875	881

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
5.000%, 06/01/2028	$1,100	$1,118
Redlands, Unified School District, San Bernadino County, GO
5.000%, 07/01/2028	1,000	1,082
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	560	578
Riverside, Unified School District, Ser B, GO
4.000%, 08/01/2028	1,000	1,044
Sacramento, Municipal Utility District, Ser I, RB
5.000%, 08/15/2028	1,000	1,114
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2035	2,000	2,262
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2026	400	414
5.000%, 07/01/2027	500	524
5.000%, 07/01/2028	1,000	1,044
5.000%, 07/01/2031	5,000	5,469
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,219
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,072
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, RB
5.000%, 10/15/2032	350	416
5.000%, 10/15/2033	250	298
5.000%, 10/15/2034	250	297
5.000%, 10/15/2035	250	296
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, Ser A, RB
5.000%, 10/15/2030	400	461
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB
5.000%, 10/15/2027	1,000	1,043
San Diego, Unified School District, Ser E-2, GO
5.000%, 07/01/2031	1,000	1,168

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
4.000%, 08/01/2031	$2,000	$2,116
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,565
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2032	2,500	2,884
San Francisco City & County, Public Utilities Commission Wastewater Revenue, Ser A, RB
5.000%, 10/01/2035	2,000	2,366
San Francisco City & County, Redevelopment Agency Successor Agency, Special Tax, AGM
5.000%, 08/01/2035	700	814
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2026	1,780	1,834
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	558
5.000%, 03/01/2030	700	791
5.000%, 03/01/2031	860	987
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,080
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	952
3.000%, 08/01/2033	2,580	2,390
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,482
Solano County, COP
5.000%, 11/01/2025	700	727
Southern California, Public Power Authority, Milford Wind Corridor, Phase II Project, RB
5.000%, 07/01/2030	800	920
Southern California, Public Power Authority, Natural Gas Project, Ser A, RB
5.250%, 11/01/2025	2,930	2,999
Stockton, Redevelopment Agency, Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,049
5.000%, 09/01/2027	1,000	1,052
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	605

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
4.000%, 08/01/2028	$435	$454
4.000%, 08/01/2029	735	771
4.000%, 08/01/2030	1,320	1,389
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	543
University of California, Ser S, RB
5.000%, 05/15/2033	1,110	1,310
Upland, Community Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	1,280	1,321
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	1,000	1,043
5.000%, 04/01/2028	2,000	2,097
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,306

Total Municipal Bonds
(Cost $258,574) ($ Thousands)		245,823

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	178,648	179

Total Cash Equivalent
(Cost $179) ($ Thousands)		179

Total Investments in Securities — 101.5%
(Cost $258,753) ($ Thousands)		$246,002

Percentages are based on Net Assets of $242,308 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $1,931 ($ Thousands), representing 0.8% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(D)	Security is escrowed to maturity.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

California Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$361	$9,341	$(9,523)	$—	$—	$179	$13	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.1%
Massachusetts — 98.1%
Boston, Ser A, GO
4.000%, 11/01/2031	$1,500	$1,611
Hingham, GO
4.000%, 02/15/2030	340	358
4.000%, 02/15/2031	320	337
Lowell, GO
5.000%, 09/01/2027	1,520	1,651
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	578
5.250%, 07/01/2031	750	881
5.000%, 07/01/2026	1,000	1,055
5.000%, 07/01/2027	1,500	1,619
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,158
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2029	1,000	1,045
5.000%, 08/01/2030	1,315	1,505
5.000%, 02/01/2032	1,000	1,172
5.000%, 02/01/2033	1,000	1,185
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	893
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,067
5.000%, 01/01/2029	1,000	1,113
Massachusetts State, Department of Transportation, Metropolitan Highway System, Sub-Ser C, RB
5.000%, 01/01/2027	1,020	1,089
Massachusetts State, Development Finance Agency, Babson College Project, RB
5.000%, 10/01/2033	1,115	1,242
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,121
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	585	629
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,121
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	209

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Boston University, Ser FF, RB
5.000%, 10/01/2027	$400	$433
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB
5.000%, 10/01/2029	1,000	1,106
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	521
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	504
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	210
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,056
Massachusetts State, Development Finance Agency, Harvard University, RB
5.000%, 11/15/2032	1,000	1,189
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	757
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser A, RB
5.000%, 07/01/2050 (A)	1,000	1,112
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	433
Massachusetts State, Development Finance Agency, Olin College, Ser F, RB
5.000%, 11/01/2035	650	746
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	508
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	402
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	850	855
Massachusetts State, Development Finance Agency, Trustees of Deerfield Academy, RB
5.000%, 10/01/2032	1,000	1,178

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	$1,000	$1,038
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	231
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	890
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 01/01/2026	400	405
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2033	1,000	1,070
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	572
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	466
5.000%, 07/01/2032	440	499
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,049
5.000%, 07/01/2029	840	904
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,051
5.000%, 07/01/2028	1,250	1,329
5.000%, 07/01/2029	500	539
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,066
Massachusetts State, Ser A, GO
5.000%, 01/01/2035	310	340
Massachusetts State, Ser B, GO
5.000%, 07/01/2027	1,000	1,080

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 01/01/2028	$1,500	$1,638
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	2,500	2,946
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	1,000	1,088
5.000%, 09/01/2028	1,000	1,107
5.000%, 11/01/2030	1,000	1,147
5.000%, 11/01/2031	345	395
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,106
University of Massachusetts, Building Authority, RB
5.000%, 11/01/2026	1,000	1,063
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/2030	1,500	1,689
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,291
Worcester, GO
4.000%, 02/15/2030	285	298

Total Municipal Bonds
(Cost $62,472) ($ Thousands)		59,946

	Shares
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	446,290	446

Total Cash Equivalent
(Cost $446) ($ Thousands)		446

Total Investments in Securities — 98.8%
(Cost $62,918) ($ Thousands)		$60,392

Percentages are based on Net Assets of $61,150 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

The following is a summary of the transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,115	$1,703	$(3,372)	$—	$—	$446	$6	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.0%
Delaware — 2.1%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,103
5.000%, 01/01/2030	180	201
5.000%, 01/01/2031	115	131
5.000%, 01/01/2032	225	259
5.000%, 01/01/2033	225	259

		1,953

New Jersey — 83.2%
Bergen County, GO
3.000%, 07/15/2029	1,000	979
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,234
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2026	1,820	1,898
Carlstadt, School District, GO
5.000%, 05/01/2025	500	504
Edison, GO
3.000%, 03/15/2033	1,635	1,543
Essex County, GO
5.000%, 08/01/2025	2,500	2,581
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	417
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	516
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
5.000%, 07/01/2026	1,000	1,023
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	525
Jersey City, Redevelopment Agency, RB
4.000%, 12/15/2031	1,000	1,058
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	420
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,126
New Jersey State, Economic Development Authority, American Water Company Project, AMT, RB
3.750%, 11/01/2034 (A)	1,000	992
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	2,000	1,944

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	$650	$737
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,063
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,211
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement, RB
5.000%, 09/01/2035	1,000	1,141
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,356
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,029
5.000%, 07/01/2033	350	398
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,027
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,465
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,037
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	1,905	1,947
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	771
New Jersey State, Health Care Facilities Financing Authority, AtlantiCare Health System, RB
5.000%, 07/01/2026	1,000	1,047
5.000%, 07/01/2031	725	811
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,102

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2031	$1,080	$1,124
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
5.000%, 07/01/2027	1,000	1,050
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2025	1,000	1,025
5.000%, 07/01/2032	1,225	1,391
5.000%, 07/01/2045 (A)	1,500	1,556
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,352
New Jersey State, Health Care Facilities Financing Authority, Virtua Health, RB
Pre-Refunded @ 100
5.000%, 01/01/2024 (B)	60	60
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2033	2,400	2,602
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	675	725
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	746
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	524
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	765	757
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	217
5.000%, 07/01/2029	270	297
5.000%, 07/01/2030	260	286
5.000%, 07/01/2031	375	411
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	1,375	1,595

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	$2,055	$2,123
4.000%, 06/15/2035	500	514
4.000%, 06/15/2036	415	424
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.250%, 06/15/2031	1,195	1,227
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2031	3,345	3,631
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2030	1,000	1,087
5.000%, 06/15/2032	2,500	2,815
5.000%, 06/15/2036	940	1,045
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2027	260	262
5.000%, 01/01/2028	1,430	1,521
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,083
5.000%, 01/01/2034	1,500	1,611
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,044
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,509
5.000%, 01/01/2029	960	1,037
Ocean County, Ser A, GO
5.000%, 08/01/2027	700	723
Passaic County, Improvement Authority, Paterson Project, RB
5.000%, 06/15/2025	250	257
5.000%, 08/01/2027	545	564
Rutgers State University, Ser M, RB
5.000%, 05/01/2027	1,000	1,046
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	545
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023 (C)	135	135
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	530
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	524

		77,877

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 11.0%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 10/15/2029	$4,000	$4,104
5.000%, 11/01/2032	2,415	2,582
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,344
4.000%, 07/15/2036	1,325	1,329

		10,359

Pennsylvania — 1.7%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,561

Total Municipal Bonds
(Cost $95,269) ($ Thousands)		91,750

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	559,807	560

Total Cash Equivalent
(Cost $560) ($ Thousands)		560

Total Investments in Securities — 98.6%
(Cost $95,829) ($ Thousands)		$92,310

Percentages are based on Net Assets of $93,619 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security is escrowed to maturity.

The following is a summary of the transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$451	$3,368	$(3,259)	$—	$—	$560	$7	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.5%
New York — 98.5%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	$900	$972
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2034	1,000	1,084
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	361
5.000%, 08/01/2027	275	287
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	531
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (A)	525	514
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	685
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	833
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,277
Long Island, Power Authority, RB
5.000%, 09/01/2026	1,000	1,058
5.000%, 09/01/2027	1,000	1,082
1.000%, 09/01/2025	1,000	944
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,082
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,561
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,247
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,064
5.000%, 11/15/2026	1,000	1,023
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,050
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,105
Nassau County, Interim Finance Authority, Ser A, RB
5.000%, 11/15/2030	2,160	2,502
4.000%, 11/15/2032	1,000	1,084

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nassau County, Ser C, GO
5.000%, 10/01/2027	$1,000	$1,086
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2030	4,100	4,408
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,639
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	490	461
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,066
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,898
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,074
New York City, Ser C, GO
5.000%, 08/01/2032	3,345	3,782
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,079
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,091
New York City, Sub-Ser E1, GO
5.000%, 04/01/2035	700	817
New York City, Sub-Ser I, GO
5.000%, 04/01/2028	1,405	1,539
5.000%, 04/01/2030	675	762
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
5.000%, 07/15/2028	1,080	1,150
5.000%, 07/15/2031	1,000	1,150
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	1,750	2,031
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
5.000%, 10/01/2034	1,000	1,191
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
5.000%, 07/01/2026	1,000	1,025
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2027	500	539
5.000%, 07/01/2030	1,095	1,220

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Presbyterian Hospial Obligated Group, RB
5.000%, 08/01/2035	$2,000	$2,305
New York State, Dormitory Authority, Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,156
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,495	1,582
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,326
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,064
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/2026	1,100	1,155
5.000%, 10/01/2029	2,500	2,662
New York State, Dormitory Authority, Ser A-1, RB
5.000%, 03/15/2035	2,000	2,344
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026 (B)	2,745	2,873
5.000%, 03/15/2032	1,500	1,748
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,592
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
4.000%, 07/01/2030	830	870
New York State, Energy Research & Development Authority, Pollution Control, Ser C-REMK, RB
4.000%, 04/01/2034	1,000	1,001
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 10/01/2025	2,500	2,478
New York State, Mortgage Agency, Ser 2, AMT, RB
5.000%, 04/01/2029	1,700	1,790
New York State, Power Authority, Green Transmission Project, RB, AGM
5.000%, 11/15/2035	1,370	1,600
New York State, Ser C, GO
5.000%, 03/15/2035	1,000	1,185
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,206

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Thruway Authority, Ser K, RB
5.000%, 01/01/2030	$745	$758
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2034	1,860	1,995
New York State, Transportation Development, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2032	1,000	1,077
5.000%, 12/01/2033	1,500	1,613
New York State, Transportation Development, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	1,000	1,028
5.000%, 12/01/2030	1,000	1,084
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,277
New York State, Urban Development, RB
5.000%, 03/15/2025 (B)	5	5
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	1,615	1,819
Oyster Bay, GO, AGM
4.000%, 03/01/2028	825	867
Oyster Bay, GO, BAM
4.000%, 11/01/2026	800	827
Schenectady County, Capital Resource, Union College Project, RB
5.000%, 07/01/2032	700	801
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, RB
5.000%, 11/15/2026	3,000	3,195
5.000%, 05/15/2035	500	581
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	762
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2025	260	264
5.000%, 07/01/2026	300	308
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	1,812

Total Municipal Bonds
(Cost $108,797) ($ Thousands)		105,369

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

New York Municipal Bond Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	517,360	$517

Total Cash Equivalent
(Cost $517) ($ Thousands)		517

Total Investments in Securities — 99.0%
(Cost $109,314) ($ Thousands)		$105,886

Percentages are based on Net Assets of $106,911 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

The following is a summary of the transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$284	$6,496	$(6,263)	$—	$—	$517	$9	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.4%
Pennsylvania — 98.4%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	$1,325	$1,437
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 02/01/2030	500	561
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	570
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,656
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,185
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,099
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,872
Berks County, Industrial Development Authority, Health Care Facilities, The Highlands At Wyomissing, RB
Pre-Refunded @ 102
5.000%, 05/15/2025 (A)	525	548
Bethel Park, School District, GO
5.000%, 08/01/2027	1,000	1,056
Chester County, GO
4.000%, 07/15/2029	300	315
4.000%, 07/15/2030	250	261
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2029	375	414
Chester County, School Authority, Chester County Intermediate Unit Project, RB
5.000%, 03/01/2028	1,000	1,041
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	853
Dallastown Area, School District, GO
5.000%, 04/15/2026	1,000	1,023
Daniel Boone Area, School District, GO
5.000%, 04/01/2026	780	798
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	513
5.000%, 07/01/2028	500	514

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	$525	$544
5.000%, 11/01/2026	425	449
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	1,015	1,083
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,400
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,084
East Hempfield, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	658
Fairview, School District, GO, BAM
5.000%, 09/15/2029	500	558
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (B)	1,000	1,037
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2028	1,360	1,413
Lancaster County, Hospital Authority, University of Pennsylvania Health System, Ser B, RB
5.000%, 08/15/2026	500	526
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	409
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,217
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (B)	1,700	1,549
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	985
Mifflin County, School District, Ser A, GO, BAM
5.000%, 09/01/2026	690	705
5.000%, 09/01/2027	660	674
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	512
5.000%, 09/01/2028	1,500	1,597

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	$750	$755
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	427
5.000%, 07/01/2029	350	381
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	900	944
Pennsylvania State University, RB
5.000%, 09/01/2035	850	995
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	529
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,673
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	1,500	1,569
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (B)	1,000	988
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,038
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 10/15/2029	750	822
5.000%, 10/15/2030	925	1,024
Pennsylvania State, GO
5.000%, 01/01/2026	2,000	2,087
5.000%, 05/01/2030	1,000	1,129
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	3,500	3,573
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2032	3,000	3,208
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,199
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2026	825	864
5.000%, 06/15/2026 (C)	175	183
5.000%, 06/15/2028	1,235	1,321
Pennsylvania State, Higher Educational Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 06/15/2027 (A)	265	284

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026	$1,485	$1,555
5.000%, 06/15/2026 (C)	15	16
Pennsylvania State, Higher Educational Facilities Authority, Ser AX, RB, AGM
5.000%, 06/15/2027	675	722
5.000%, 06/15/2027 (C)	75	80
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	919
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,075
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	543
Pennsylvania State, Housing Finance Agency, Ser 2022, RB
4.250%, 10/01/2052	1,905	1,906
Pennsylvania State, Public School Building Authority, Harrisburg, Ser S, RB, AGM
5.000%, 12/01/2027	1,000	1,053
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
5.000%, 10/01/2027	1,635	1,686
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	537
5.000%, 07/01/2028	400	433
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2030	1,875	2,128
5.000%, 12/01/2031	1,000	1,140
5.000%, 12/01/2032	2,000	2,289
5.000%, 12/01/2035	675	790
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2032	1,550	1,775
5.000%, 12/01/2033	375	427
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	568
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	536
5.000%, 12/01/2034	1,000	1,143
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2031	1,100	1,199

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
5.000%, 06/15/2026	$1,000	$1,014
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	2,500	2,620
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,329
5.000%, 08/01/2026	2,200	2,249
5.000%, 08/01/2027	1,705	1,813
5.000%, 10/01/2029	2,000	2,078
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,116
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	807
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	1,005	1,048
Philadelphia, Industrial Development Authority, RB
5.000%, 10/01/2029	1,000	1,095
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	429
4.000%, 07/01/2035	5,325	5,381
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	2,850	3,035
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,051
5.000%, 08/01/2027	1,000	1,072
5.000%, 05/01/2028	1,000	1,086
5.000%, 05/01/2031	1,000	1,123
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,408
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	783
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	502
5.000%, 11/01/2027	1,800	1,943
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,572
5.000%, 06/01/2034	800	920
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,077

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	$1,000	$1,131
Pittsburgh, GO
5.000%, 09/01/2027	415	447
Pittsburgh, Public Parking Authority, Ser A, RB
5.000%, 12/01/2025	645	658
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,108
5.000%, 09/01/2029	750	835
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	501
Quaker Valley, School District, GO
5.000%, 10/01/2030	250	284
5.000%, 10/01/2031	325	370
Seneca Valley, School District, Ser C, GO
5.000%, 03/01/2027	1,000	1,023
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,016
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	1,000	1,147
5.000%, 06/01/2033	1,000	1,157
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,694
5.000%, 03/01/2027	1,000	1,066
5.000%, 03/01/2028	725	783
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,052
University of Pittsburgh, Commonwealth System of Higher Education, RB
4.000%, 04/15/2026	1,225	1,253
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2026	1,610	1,664
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,027

Total Municipal Bonds
(Cost $144,168) ($ Thousands)		139,396

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Pennsylvania Municipal Bond Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	617,106	$617

Total Cash Equivalent
(Cost $617) ($ Thousands)		617

Total Investments in Securities — 98.8%
(Cost $144,785) ($ Thousands)		$140,013

Percentages are based on Net Assets of $141,671 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(C)	Security is escrowed to maturity.

The following is a summary of the transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$258	$5,882	$(5,523)	$—	$—	$617	$7	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 73.7%
Alabama — 2.9%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$663
Black Belt, Energy Gas District, Ser C, RB
5.500%, 10/01/2054 (A)	3,100	3,321
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	3,000	3,125
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,100	2,202
Black Belt, Energy Gas District, Sub-Ser, RB
5.011%, 07/01/2052 (A)	1,000	1,003
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Pre-Refunded @ 103
6.000%, 07/01/2025 (B)(C)	795	828
Jefferson County, Sewer Revenue Authority, Ser D, RB
6.500%, 10/01/2053	12,000	12,612
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	1,557
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	1,000	1,094
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser A, RB
4.500%, 05/01/2032 (C)	1,554	1,466
Tuscaloosa County, Industrial Development Authority, Ser A, RB
5.250%, 05/01/2044 (C)	2,365	2,145

		30,016

Alaska — 0.4%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (D)	200	–
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	3,480	3,631

		3,631

Arizona — 1.0%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (C)	1,090	1,018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.000%, 01/01/2037	$1,000	$683
5.000%, 01/01/2038	675	459
4.500%, 01/01/2040	965	508
4.500%, 01/01/2049	1,000	553
4.250%, 01/01/2039	1,000	612
4.250%, 01/01/2040	750	451
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (C)(D)	3,000	180
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (C)	1,510	1,507
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	350	356
Maricopa County, Industrial Development Authority, Honor Health Project, Ser A, RB
4.125%, 09/01/2042	2,500	2,384
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	1,050	918
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	255	218

		9,847

Arkansas — 0.5%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
4.750%, 09/01/2049 (C)	4,250	4,218
Arkansas State, Development Finance Authority, United States Steel Project, AMT, RB
5.450%, 09/01/2052	785	760

		4,978

California — 10.5%
Alameda Corridor, Transportation Authority, Ser A-CONV, RB
0.000%, 10/01/2037 (E)(F)	2,000	1,024

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.500%, 10/01/2054 (A)	$1,000	$1,088
5.250%, 11/01/2054 (A)	5,100	5,313
5.000%, 02/01/2054 (A)	3,500	3,662
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	4,876
California State, Community Choice Financing Authority, Clean Energy Project, Ser C, RB
5.250%, 01/01/2054 (A)	1,855	1,911
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
5.000%, 04/01/2049 (C)	2,630	2,056
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
5.000%, 02/01/2050 (C)	1,000	779
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (G)	930	431
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (C)	1,000	924
California State, Municipal Finance Authority, Palomar Health, Ser A, RB, AGM
5.250%, 11/01/2052	1,500	1,642
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (C)(D)	3,500	175
California State, Pollution Control Financing Authority, Rialto Bioenergy Facility Project, AMT, RB
7.500%, 12/01/2040 (C)	750	285
6.750%, 12/01/2028 (C)(D)	2,175	827
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
4.750%, 11/01/2046	1,500	1,515
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
4.300%, 07/01/2040	1,500	1,484
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (C)	500	438

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (C)	$1,000	$932
5.000%, 06/01/2051 (C)	1,000	914
California State, Statewide Communities Development Authority, Arbor Square Apartments, RB
4.250%, 11/01/2059 (A)	1,995	1,742
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
5.250%, 12/01/2056 (C)	2,150	2,085
California State, Statewide Communities Development Authority, Southern California Edison Company, RB
4.500%, 11/01/2033	2,200	2,318
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	4,840	4,918
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (C)	1,100	864
CSCDA, Community Improvement Authority, 1818 Platinum Triange-Anaheim, RB
4.000%, 04/01/2057 (C)	500	336
CSCDA, Community Improvement Authority, Atlanta-Glendale, Ser S, RB
3.500%, 10/01/2046 (C)	2,000	1,435
CSCDA, Community Improvement Authority, Dublin, RB
4.000%, 02/01/2057 (C)	1,000	691
CSCDA, Community Improvement Authority, MODA at Monrovia Station, RB
3.400%, 10/01/2046 (C)	1,000	734
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
4.000%, 12/01/2056 (C)	500	345
2.650%, 12/01/2046 (C)	2,220	1,558
CSCDA, Community Improvement Authority, The Link-Glendale, RB
4.000%, 07/01/2056 (C)	1,750	1,203
CSCDA, Community Improvement Authority, Towne-Glendale, RB
5.000%, 09/01/2037 (C)	2,600	2,512
0.000%, 09/01/2032 (C)(E)(F)	7,800	3,692
CSCDA, Community Improvement Authority, Waterscape Apartments, Ser B-MEZZ, RB
4.000%, 09/01/2046 (C)	425	341
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
5.000%, 09/01/2040	2,000	2,017

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (G)	$58,000	$6,027
Golden State, Tobacco Securitization Project, Sub-Ser, RB
3.850%, 06/01/2050	2,255	2,081
Los Angeles, Community College District, GO
2.106%, 08/01/2032	3,600	2,883
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (C)	1,000	978
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	7,230
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (G)	15,040	2,246
Palomar, Community College District, GO
1.836%, 08/01/2029	7,000	5,973
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (G)	5,410	2,995
Roseville, West Park Community Facilities Authority, SAB
5.000%, 09/01/2030	1,000	1,021
5.000%, 09/01/2031	1,000	1,019
San Clemente, Special Tax Community, GO
5.000%, 09/01/2046	1,085	1,092
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2058	8,100	8,492
San Diego, Unified School District, GO
4.000%, 07/01/2053	3,900	3,825
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (G)	5,700	1,065
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
0.000%, 06/01/2046 (G)	12,000	2,341
Tustin, Community Facilities District, GO
5.000%, 09/01/2040	750	758
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (G)	1,800	1,153

		108,246

Colorado — 1.6%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,434

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	$500	$469
5.000%, 12/01/2048	500	438
Berthoud-Heritage, Metropolitan District No. 10, Ser A, GO
4.750%, 12/01/2052	500	396
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
5.000%, 12/01/2037	525	510
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	382
Chambers Highpoint, Metropolitan District No. 2, GO
5.000%, 12/01/2041	515	445
Colorado International Center Metropolitan, District No. 7, GO
0.000%, 12/01/2027 (E)(F)	2,000	1,115
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (C)	600	409
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2044	2,000	1,811
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	690
Colorado State, School of Mines, Ser B, RB, AGM
5.250%, 12/01/2052	500	536
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,145	1,135
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	4,000	3,861
Hogback, Metropolitan District, Ser A, GO
5.000%, 12/01/2051	590	503
Prairie Center, Metropolitan District No. 3, Ser A, RB
5.000%, 12/15/2041 (C)	875	850
Pronghorn Valley, Metropolitan District, Ser A, GO
4.000%, 12/01/2051	250	184
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	768	656
Westgate, Metropolitan District, RB
5.125%, 12/01/2051	1,000	842

		16,666

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut — 0.2%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2046 (C)	$1,000	$803
5.000%, 09/01/2053 (C)	1,500	1,155

		1,958

Delaware — 1.1%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL, RB
7.120%, 10/01/2038 (C)	1,935	1,837
3.167%, 10/01/2038 (A)(C)	10,960	9,210

		11,047

Florida — 2.0%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,309
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
6.750%, 07/01/2037 (C)(D)	1,585	349
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (D)	750	23
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (C)	1,000	856
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (C)	3,500	2,628
Charlotte County, Industrial Development Authority, AMT, RB
4.000%, 10/01/2051 (C)	500	391
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (C)	765	520
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
4.500%, 06/01/2033 (C)	500	478
Florida State, Village Community Development District No. 15, SAB
5.250%, 05/01/2054 (C)	1,000	992
5.000%, 05/01/2043 (C)	1,500	1,487
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (D)	400	116
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.250%, 10/01/2052	1,000	1,041

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Special Obligation, Sub-Ser, RB
0.000%, 10/01/2032 (G)	$2,900	$1,997
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	1,990	1,980
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (C)	3,620	3,603
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	950	684
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	622
4.000%, 05/15/2028	1,205	1,159
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	357

		20,592

Georgia — 2.7%
Augusta, Development Authority, Wellstar Health System Inc Project, RB
5.125%, 04/01/2053	3,500	3,681
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052	1,620	1,142
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2054 (C)	1,460	1,211
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,009
5.000%, 06/01/2053 (A)	2,150	2,220
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	3,400	3,564
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	5,500	5,690
5.500%, 07/01/2064	1,000	1,036
5.000%, 01/01/2056	500	504
5.000%, 07/01/2060	5,000	5,016
5.000%, 01/01/2063	1,700	1,715
4.000%, 01/01/2049	1,000	923

		27,711

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Idaho — 0.1%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (C)	$305	$302
Spring Valley Community, Infrastructure District No. 1, SAB
3.750%, 09/01/2051 (C)	1,500	1,145

		1,447

Illinois — 2.6%
Chicago, Board of Education, GO, NATL
0.000%, 12/01/2023 (G)	545	545
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2027	500	514
Chicago, O'Hare International Airport, AMT, RB
5.000%, 07/01/2048	500	500
Chicago, O'Hare International Airport, Ser D, RB
5.000%, 01/01/2052	3,125	3,163
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (B)	2,500	2,542
Chicago, Wastewater Transmission Revenue Authority, Ser A, RB, AGM
5.250%, 01/01/2053	1,000	1,070
Hillside, TA
5.000%, 01/01/2030	1,345	1,351
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (C)	350	280
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (C)	1,000	695
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (D)	1,750	473
5.000%, 02/15/2022 (D)	1,000	270
5.000%, 02/15/2037 (D)	1,750	472
Illinois State, Finance Authority, Plymouth Place, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (B)	500	513
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
5.000%, 02/15/2041	1,000	1,018
Illinois State, GO
5.000%, 02/01/2039	5,000	5,000
Illinois State, RB
5.000%, 06/15/2026	2,000	2,005
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,547

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Ser B, GO
5.000%, 12/01/2026	$2,500	$2,609
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM
0.000%, 01/01/2029 (G)	400	331
0.000%, 01/01/2031 (G)	300	228
0.000%, 01/01/2033 (G)	100	70

		26,196

Indiana — 1.7%
Indiana State, Finance Authority, Ohio Valley Electric Corp Project, Ser 2012A, RB
4.250%, 11/01/2030	3,000	3,011
Indiana State, Finance Authority, Ohio Valley Electric Corp Project, Ser 2012C, RB
3.000%, 11/01/2030	3,900	3,625
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (C)	10,600	7,731
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.750%, 03/01/2043	3,050	3,155

		17,522

Iowa — 0.9%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Pre-Refunded @ 100
5.400%, 11/15/2024 (A)(B)	590	602
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
4.000%, 12/01/2050 (A)	4,200	4,025
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	980	965
Iowa State, Finance Authority, Tamid Waterloo Project, RB
8.000%, 01/01/2042 (C)	2,000	1,811
Iowa State, Tobacco Settlement Authority, Sub-Ser B-, RB
0.000%, 06/01/2065 (G)	11,490	1,333

		8,736

Kansas — 0.2%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	853
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	392

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	$500	$471
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (C)(G)	2,000	774

		2,490

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	755
6.000%, 11/15/2036	1,700	1,400

		2,155

Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (C)	800	837
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (C)	400	352
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (C)	700	725

		1,914

Maine — 0.2%
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
5.000%, 07/01/2046	2,600	2,318

Maryland — 0.2%
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	625	633
Prince George's County, Chesapeake Lighthouse Charter School Project, RB
Pre-Refunded @ 102
7.000%, 11/01/2026 (B)	1,500	1,661

		2,294

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 1.3%
Massachusetts State, Development Finance Agency, RB
5.250%, 07/01/2052	$1,500	$1,565
Massachusetts State, Ser C, GO
5.000%, 10/01/2046	6,100	6,651
Massachusetts State, Ser D, GO
5.000%, 10/01/2051	5,000	5,406

		13,622

Michigan — 2.5%
Detroit, Ser A, GO
6.000%, 05/01/2039	1,000	1,119
5.250%, 05/01/2027	300	313
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (A)	5,800	4,048
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
5.000%, 07/01/2033	3,000	3,013
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	235
4.800%, 09/01/2040	185	149
4.300%, 09/01/2030	120	108
Michigan State, Finance Authority, Tobacco Settlement, RB
0.000%, 06/01/2045 (G)	5,000	1,157
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (G)	28,500	3,401
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2-CLASS, RB
0.000%, 06/01/2065 (G)	20,000	1,903
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (G)	125,250	6,297
Michigan State, Trunk Line Fund, Rebuilding Michigan Program, RB
5.000%, 11/15/2046	4,000	4,386

		26,129

Minnesota — 0.2%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	470	456
Minneapolis, Education Authority, Twin Cities International School, RB
5.000%, 12/01/2032 (C)	750	751
Minneapolis, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	562

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
5.850%, 11/01/2058 (A)(C)	$500	$482
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	275	260

		2,511

Missouri — 0.7%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	827
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	4,005	4,228
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,345	2,348

		7,403

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
5.250%, 05/15/2052	1,500	1,147

Nevada — 1.0%
Nevada State, Department of Business & Industry, Brightline West Passenger Rail Project, AMT, RB
8.125%, 01/01/2050 (A)(C)	5,600	5,672
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (C)	2,942	294
5.125%, 12/15/2037 (C)	2,252	901
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (C)(G)	10,000	1,018
Reno, Sub-Ser, TRAN
0.000%, 07/01/2058 (C)(G)	20,500	2,540

		10,425

New Hampshire — 0.6%
New Hampshire State, National Finance Authority, Ser 1-, RB
3.787%, 09/20/2034 (C)	4,047	3,659
New Hampshire State, National Finance Authority, Ser 2023-2, RB
3.875%, 01/20/2038	1,495	1,391

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hampshire State, National Finance Authority, University of Nevada Project, RB, BAM
4.500%, 06/01/2053	$1,075	$1,064

		6,114

New Jersey — 1.6%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,467
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,167
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	427
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement Fund, RB
4.625%, 09/01/2048	1,450	1,476
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,021
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	720	722
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
5.250%, 06/15/2041	1,250	1,271
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser CC, RB
5.500%, 06/15/2050	500	543
Passaic County, Improvement Authority, Paterson Arts & Science Charter School Project, RB
5.375%, 07/01/2053	500	504
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2039	2,500	2,507

		16,105

New York — 6.8%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,477
Hempstead Town, Local Development, The Academy Charter School Project, RB
6.760%, 02/01/2048	1,000	1,003
4.600%, 02/01/2051	500	362

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	$1,500	$1,280
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
4.121%, 03/01/2026 (A)	425	431
4.111%, 03/01/2025 (A)	400	402
New York City, Municipal Water Finance Authority, Sub-Ser, RB
5.250%, 06/15/2048	1,700	1,886
2.150%, 06/15/2044 (A)	7,000	7,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E-1, RB
3.000%, 02/01/2051	1,000	743
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.250%, 05/01/2048	2,000	2,212
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (G)	57,000	4,415
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (G)	28,000	2,123
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,130
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (C)	4,000	3,998
5.000%, 11/15/2044 (C)	10,750	10,437
New York State, Transportation Development Corporation, American Airlines Inc, JFK International Airport Project, AMT, RB
5.250%, 08/01/2031	1,185	1,216
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
6.000%, 04/01/2035	3,000	3,242
5.000%, 01/01/2029	545	553
5.000%, 01/01/2033	4,085	4,133
4.000%, 10/01/2030	1,000	964
New York State, Transportation Development Corporation, JFK International Airport New Terminal One Project, AMT, RB, AGM
5.500%, 06/30/2044	2,000	2,125

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2046	$3,985	$3,945
New York State, Urban Development Corporation, Ser A, RB
5.000%, 03/15/2053	3,500	3,773
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (G)	21,000	2,237
Syracuse, Industrial Development Agency, Carousel Center Project, Ser B, RB
5.693%, 01/01/2028 (C)	1,600	1,448
TSASC, Tobacco Settlement Bond, Sub-Ser, RB
5.000%, 06/01/2045	4,250	3,769
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	723
5.250%, 09/15/2053	2,500	1,734
Westchester County, Local Development Corporation, Westchester Medical Center, RB, AGM
5.750%, 11/01/2053	500	550

		69,311

North Dakota — 0.0%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (C)(D)	1,500	300
6.625%, 12/15/2031 (C)(D)	1,000	200

		500

Ohio — 1.7%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	1,000	882
0.000%, 06/01/2057 (G)	54,300	5,563
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	3,717
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (C)(D)	650	189
6.500%, 12/01/2037 (C)(D)	1,100	319
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (C)(D)	1,900	551
6.000%, 04/01/2038 (C)(D)	1,615	468

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (C)	$4,250	$3,600
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.500%, 12/01/2030 (C)	3,000	2,234

		17,523

Oklahoma — 0.6%
Comanche County, Hospital Authority, RB
5.000%, 07/01/2025	1,500	1,503
Oklahoma State, Development Finance Authority, Alden Group Renewable Energy, AMT, RB
8.000%, 12/01/2041 (C)	2,500	1,946
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,612
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (D)	2,163	2
6.875%, 11/01/2046 (D)	1,081	1
6.625%, 11/01/2036 (D)	522	–

		6,064

Oregon — 0.1%
Clackamas County, Hospital Facility Authority, Willametter View Project, RB
5.000%, 11/15/2052	1,500	1,270
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (C)(D)	11,100	55
Oregon State, Housing & Community Services Department, Single-Family Mortgage Program, Ser B, RB, ING
3.400%, 07/01/2037 (A)(H)	200	200

		1,525

Other — 1.1%
Freddie Mac, Multifamily ML Certificates, RB
4.000%, 01/25/2040 (A)	4,979	4,450
Freddie Mac, Multifamily ML Certificates, Ser M, RB
3.996%, 12/25/2036 (A)	5,300	4,935
Freddie Mac, Multifamily ML Certificates, Ser ML17, Cl A, RB
3.083%, 04/25/2043 (A)	1,998	1,590

		10,975

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania — 2.9%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2056	$1,000	$1,018
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, Sub-Ser, RB
5.250%, 05/01/2042 (C)	2,230	2,196
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Pre-Refunded @ 102
5.000%, 05/15/2025 (B)	300	313
Blythe, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (B)	3,750	4,248
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (C)	253	249
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	485
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,500	2,567
5.000%, 11/01/2051	3,000	3,075
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(C)	2,040	2,237
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.500%, 06/30/2039	2,000	2,128
5.250%, 06/30/2053	5,000	5,154
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living Project, RB
5.250%, 07/01/2049	1,250	1,209
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.500%, 12/01/2058 (C)	2,000	1,750
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (C)	2,800	2,867

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Cornwall, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	$120	$120

		29,616

Puerto Rico — 8.3%
Puerto Rico, Electric Power Authority, Ser A, RB
6.750%, 07/01/2036 (D)	2,605	651
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2030 (D)	200	50
5.250%, 07/01/2031 (D)	5,895	1,474
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
4.310%, 07/01/2029 (A)	9,040	8,484
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (D)	1,380	345
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (D)	1,070	268
Puerto Rico, Electric Power Authority, Ser ZZ, RB
5.250%, 07/01/2019 (D)	1,265	316
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	13,234	11,613
Puerto Rico, Highway & Transportation Authority, Ser A, RB
5.000%, 07/01/2062	1,720	1,698
Puerto Rico, Highway & Transportation Authority, Ser B, RB
0.000%, 07/01/2032 (G)	1,118	724
Puerto Rico, Highway & Transportation Authority, Ser C, RB
0.000%, 07/01/2032 (E)(F)	9,412	6,070
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	6,503	6,305
0.000%, 07/01/2046 (G)	12,100	3,556
0.000%, 07/01/2051 (G)	37,000	8,003
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	2,000	1,943
Puerto Rico, Ser A, GO
0.000%, 07/01/2024 (G)	194	190
0.000%, 07/01/2033 (G)	4,500	2,739
Puerto Rico, Ser A1, GO
4.000%, 07/01/2041	5,000	4,314
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(E)	15,625	8,125

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/2051 (A)(E)	$17,817	$9,332
Puerto Rico, Sub-Ser, GO
0.000%, 11/01/2051 (A)(E)	21,737	8,722

		84,922

Rhode Island — 0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (G)	6,890	1,129
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	7,000	6,846

		7,975

South Carolina — 0.8%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	1,800	1,910
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (C)(D)	1,000	100
5.250%, 02/01/2027 (C)(D)	1,000	100
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (D)	155	124
South Carolina State, Jobs-Economic Development Authority, Seafields at Kiawah Island Project, RB
7.750%, 11/15/2058	1,350	1,328
South Carolina State, Public Service Authority, Santee Cooper Project, Ser C, RB
5.784%, 12/01/2041	5,059	4,988

		8,550

Tennessee — 1.3%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,755
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037	700	476
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (C)	495	494

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Shelby County, Health Educational & Housing Facilities Board, Tennessee Retirement Facility, The Farms at Bailey Station, RB
5.750%, 10/01/2054	$1,400	$981
Tennergy, Gas Supply, Ser A, RB
5.500%, 10/01/2053 (A)	5,000	5,203
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,035

		12,944

Texas — 5.3%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (C)	3,000	2,546
7.500%, 12/01/2045 (C)	1,750	1,128
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (C)	500	439
Brazoria County, Industrial Development, Aleon Renewable Metals Project, AMT, RB
12.000%, 06/01/2043 (C)	3,500	3,466
10.000%, 06/01/2042 (A)(C)	1,500	1,442
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (C)	9,255	9,651
7.000%, 03/01/2039	500	457
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (C)	2,000	1,841
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
6.125%, 08/15/2048	1,250	1,256
6.000%, 08/15/2038	1,500	1,517
Lamar, Consolidated Independent School District, Ser A, GO, PSF-GTD
4.000%, 02/15/2048	3,500	3,405
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046 (D)	1,250	438
5.000%, 07/01/2031 (D)	250	87
5.000%, 07/01/2046	2,000	1,135
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	1,500	1,279
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	440

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	$500	$422
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, AMT, RB
4.000%, 01/01/2050 (C)	1,500	1,039
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, RB
6.000%, 01/01/2025 (C)	1,000	954
Port Isabel, GO
5.100%, 02/15/2049 (C)	1,000	1,002
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	670
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
5.250%, 12/15/2026 (A)	3,000	2,952
Texas State, Private Activity Bond, Surface Transportation, AMT, RB
5.000%, 06/30/2058	1,250	1,253
Texas State, Water Development Board, Ser A, RB
5.000%, 10/15/2058	3,600	3,846
4.875%, 10/15/2048	10,500	11,199
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (C)(D)	1,830	37

		53,901

Utah — 0.6%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (C)	2,000	1,486
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.250%, 07/01/2040	2,125	2,302
UIPA Crossroads, Public Infrastructure District, TA
4.375%, 06/01/2052 (C)	1,000	850
Utah Charter School, Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (C)	1,300	1,061
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (C)	500	485

		6,184

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 1.5%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (C)	$4,200	$3,970
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	328
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	1,000	882
Lewistown, Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	57
Lewistown, Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (D)	80	61
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	2,000	1,821
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (C)	6,565	5,887
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	2,500	2,510

		15,516

Washington — 1.0%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
5.000%, 12/01/2028	1,000	1,009
Washington State, Convention Center Public Facilities District, RB
4.000%, 07/01/2031	1,000	969
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2048	1,050	1,023
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (C)	225	210
4.000%, 07/01/2028 (C)	400	373
Washington State, Housing Finance Commission, Social Certificates, RB
3.375%, 04/20/2037	3,098	2,666

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Tobacco Settlement Authority, RB
5.250%, 06/01/2032	$1,155	$1,136
5.250%, 06/01/2033	2,500	2,451

		9,837

West Virginia — 0.8%
West Virginia State, Hospital Finance Authority, Refunding & Improvement, Vandalia Health Group, Ser B, RB
6.000%, 09/01/2053	2,100	2,320
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (G)	73,250	6,294

		8,614

Wisconsin — 2.9%
Wisconsin State, Center District, Junior Dedicated Tax Revenue, Ser D, RB, AGM
0.000%, 12/15/2045 (G)	5,000	1,815
Wisconsin State, Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
0.000%, 12/15/2045 (G)	8,110	2,944
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	777
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,142
5.000%, 08/01/2028	975	933
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,389
5.000%, 03/01/2048	1,500	1,332
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,014
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A-DELRAY, RB
7.000%, 11/01/2046 (C)(D)	3,500	2,100
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (C)	1,000	698
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (C)	3,250	3,471
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (C)	2,770	2,161

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Lariat Project, RB
0.000%, 09/01/2029 (C)(G)	$1,000	$650
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (C)	1,750	1,500
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	843
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (C)	5,070	3,118
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (C)	2,500	2,028

		29,915

Total Municipal Bonds
(Cost $805,526) ($ Thousands)		757,092

CORPORATE OBLIGATIONS — 20.5%
Financials — 18.1%
Ally Financial
4.700%, H15T5Y + 3.868%(A)(I)	1,000	704
American Express
3.550%, H15T5Y + 2.854%(A)(I)	6,000	5,058
Australia & New Zealand Banking Group
6.750%, USISDA05 + 5.168%(A)(C)(I)	6,900	6,799
Banco Bilbao Vizcaya Argentaria
9.375%, H15T5Y + 5.099%(A)(I)	1,200	1,221
Banco Santander
9.625%, H15T5Y + 5.306%(A)(I)	3,000	3,059
Bank of America
6.500%, TSFR3M + 4.436%(A)(I)	800	793
6.250%, TSFR3M + 3.967%(A)(I)	5,000	4,932
6.125%, H15T5Y + 3.231%(A)(I)	3,800	3,694
4.375%, H15T5Y + 2.760%(A)(I)	3,000	2,596
Bank of New York Mellon
4.625%, TSFR3M + 3.393%(A)(I)	2,200	1,994
3.750%, H15T5Y + 2.630%(A)(I)	5,800	4,826
3.700%, H15T5Y + 3.352%(A)(I)	5,000	4,533
Bank of Nova Scotia
8.625%, H15T5Y + 4.389%, 10/27/2082 (A)	3,200	3,216
Barclays PLC
9.625%, USISSO05 + 5.775%(A)(I)	800	801
8.000%, H15T5Y + 5.672%(A)(I)	800	787
4.375%, H15T5Y + 3.410%(A)(I)	3,000	2,211

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Benloch Ranch, Improvement Association No. 2
10.000%, 12/01/2051 (C)(J)	$6,000	$5,925
BNP Paribas
9.250%, H15T5Y + 4.969%(A)(C)(I)	2,400	2,520
8.500%, H15T5Y + 4.354%(A)(C)(I)	1,400	1,421
6.625%, USISOA05 + 4.149%(A)(C)(I)	1,500	1,489
4.625%, H15T5Y + 3.196%(A)(C)(I)	6,600	5,554
BP Capital Markets PLC
4.375%, H15T5Y + 4.036%(A)(I)	600	578
Capital One Financial
3.950%, H15T5Y + 3.157%(A)(I)	5,300	4,007
Charles Schwab
5.375%, H15T5Y + 4.971%(A)(I)	1,550	1,498
4.000%, H15T5Y + 3.168%(A)(I)	6,000	5,165
Citigroup
6.250%, TSFR3M + 4.779%(A)(I)	2,000	1,942
4.000%, H15T5Y + 3.597%(A)(I)	3,000	2,687
3.875%, H15T5Y + 3.417%(A)(I)	4,400	3,829
Citizens Financial Group
6.375%, TSFR3M + 3.419%(A)(I)	2,380	2,036
5.650%, H15T5Y + 5.313%(A)(I)	2,200	2,021
CoBank ACB
6.250%, US0003M + 4.660%(A)(I)	500	475
Credit Agricole
8.125%, USSW5 + 6.185%(A)(C)(I)	2,000	2,005
Credit Agricole MTN
4.750%, H15T5Y + 3.237%(A)(C)(I)	3,000	2,401
Depository Trust & Clearing
3.375%, H15T5Y + 2.606%(A)(C)(I)	750	575
Discover Financial Services
6.125%, H15T5Y + 5.783%(A)(I)	500	464
Fifth Third Bancorp
4.500%, H15T5Y + 4.215%(A)(I)	500	451
Goldman Sachs Group
5.500%, H15T5Y + 3.623%(A)(I)	1,000	986
4.125%, H15T5Y + 2.949%(A)(I)	2,500	2,109
HSBC Holdings PLC
6.000%, USISDA05 + 3.746%(A)(I)	1,500	1,364
Huntington Bancshares
5.625%, H15T10Y + 4.945%(A)(I)	600	524
4.450%, H15T7Y + 4.045%(A)(I)	3,800	3,229
ING Groep
6.500%, USSW5 + 4.446%(A)(I)	3,500	3,362
5.750%, H15T5Y + 4.342%(A)(I)	1,000	905
JPMorgan Chase
6.750%, TSFR3M + 4.042%(A)(I)	6,900	6,899
3.650%, H15T5Y + 2.850%(A)(I)	2,800	2,521
KeyCorp
5.000%, TSFR3M + 3.868%(A)(I)	3,000	2,322
Lloyds Banking Group PLC
8.000%, H15T5Y + 3.913%(A)(I)	4,800	4,546

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
M&T Bank
5.125%, US0003M + 3.520%(A)(I)	$500	$403
5.000%, H15T5Y + 3.174%(A)(I)	3,300	2,840
3.500%, H15T5Y + 2.679%(A)(I)	2,000	1,426
MetLife
3.850%, H15T5Y + 3.576%(A)(I)	3,800	3,578
Nordea Bank Abp MTN
6.125%, USSW5 + 3.388%(A)(C)(I)	2,500	2,454
Northern Trust
4.600%, TSFR3M + 3.464%(A)(I)	500	460
PNC Financial Services Group
6.250%, H15T7Y + 2.808%(A)(I)	2,100	1,831
6.000%, H15T5Y + 3.000%(A)(I)	3,400	3,046
3.400%, H15T5Y + 2.595%(A)(I)	1,000	767
Reagan Ranch Development LLC
8.500%, 09/01/2031	5,000	4,199
Royal Bank of Scotland Group PLC
8.000%, USSW5 + 5.720%(A)(I)	200	198
Societe Generale
8.000%, USISDA05 + 5.873%(A)(C)(I)	1,800	1,767
Standard Chartered PLC
7.014%, US0003M + 1.460%(A)(C)(I)	4,000	3,707
Toll Road Investors Partnership II
0.000%, 02/15/2043 (C)(G)	20,801	5,259
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (A)	4,000	4,022
Truist Financial
4.800%, H15T5Y + 3.003%(A)(I)	10,400	9,188
UBS Group
9.250%, H15T5Y + 4.745%(A)(C)(I)	2,000	2,089
9.250%, H15T5Y + 4.758%(A)(C)(I)	1,000	1,060
4.375%, H15T5Y + 3.313%(A)(C)(I)	6,000	4,479
UBS Group Funding Switzerland
7.000%, USSW5 + 4.344%(A)(C)(I)	600	597
US Bancorp
5.300%, TSFR3M + 3.176%(A)(I)	1,000	845
3.700%, H15T5Y + 2.541%(A)(I)	7,200	5,474
Voya Financial
7.748%, H15T5Y + 3.358%(A)(I)	1,700	1,686
Wells Fargo
3.900%, H15T5Y + 3.453%(A)(I)	2,200	1,985

		186,394

Health Care — 0.9%
Cincinnati Senior Care
12.000%, 12/31/2023 (C)	100	102
CommonSpirit Health
4.187%, 10/01/2049	4,300	3,269
Toledo Hospital
5.325%, 11/15/2028	2,500	2,214
4.982%, 11/15/2045	1,500	960

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tower Health
4.451%, 02/01/2050	$5,540	$2,465

		9,010

Utilities — 1.5%
Dominion Energy
4.650%, H15T5Y + 2.993%(A)(I)	9,000	8,335
4.350%, H15T5Y + 3.195%(A)(I)	800	685
Duke Energy
4.875%, H15T5Y + 3.388%(A)(I)	6,100	5,971
Pacific Gas & Electric
3.400%, 08/15/2024	100	98

		15,089

Total Corporate Obligations
(Cost $235,127) ($ Thousands)		210,493

	Shares
PREFERRED STOCK — 3.7%
Communication Services — 0.3%
AT&T
4.750%(I)	137,000	2,630

Consumer Discretionary — 0.1%
Dairy Farmers of America
7.875%*(I)	15,000	1,313

Financials — 3.1%
Allstate
7.375%(I)	10,000	267
4.750%(I)	23,980	502
Arch Capital Group
5.450%(I)	13,693	309
Capital One Financial
5.000%(I)	71,700	1,301
Equitable Holdings
5.250%(I)	25,000	518
4.300%(I)	25,956	416
Fifth Third Bancorp (A)
6.625%, TSFR3M + 3.972%(A)(I)	77,237	1,939
Goldman Sachs Group (A)
6.301%, TSFR3M + 0.932%(A)(I)	30,599	649
KeyCorp (A)
6.125%, TSFR3M + 4.154%(A)(I)	4,000	86
M&T Bank (A)
5.625%, US0003M + 4.020%(A)(I)	12,841	314
MetLife
5.625%(I)	21,291	505
4.750%(I)	191,891	4,004
Morgan Stanley (A)
7.125%, US0003M + 4.320%(A)(I)	52,145	1,316

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
6.875%, US0003M + 3.940%(A)(I)	52,462	$1,327
6.356%, TSFR3M + 0.962%(A)(I)	161,113	3,434
NY Community Bancorp (A)
6.375%, US0003M + 3.821%(A)(I)	110,000	2,549
Regions Financial
6.375%, TSFR3M + 3.798%(A)(I)	2,600	58
5.700%, US0003M + 3.148%(A)(I)	16,000	318
4.450%(I)	49,094	798
RenaissanceRe Holdings
4.200%(I)	40,000	668
State Street (A)
5.900%, TSFR3M + 3.370%(A)(I)	109,475	2,729
Stifel Financial
4.500%(I)	44,000	735
US Bancorp (A)
6.676%, TSFR3M + 1.282%(A)(I)	500	400
6.256%, TSFR3M + 0.862%(A)(I)	10,051	198
4.000%(I)	20,059	339
Voya Financial (A)
5.350%, H15T5Y + 3.210%(A)(I)	105,000	2,498
Webster Financial
6.500%(I)	36,337	805
5.250%(I)	42,731	787
Wells Fargo (A)
7.500%*(I)	918	1,026
6.625%, US0003M + 3.690%(A)(I)	48,481	1,211
5.625%(I)	5,000	116

		32,122

Utilities — 0.2%
Duke Energy
5.750%(I)	8,727	215
Entergy Texas
5.375%(I)	39,700	885
NSTAR Electric
4.780%(I)	10,708	814

		1,914

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)

Total Preferred Stock
(Cost $41,661) ($ Thousands)		$37,979

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 1.6%
United States Treasury Bill
5.404%, 02/27/2024 (K)	$10,600	10,464
5.341%, 02/08/2024 (K)	4,800	4,752
5.328%, 02/22/2024 (K)	700	691

Total U.S. Treasury Obligations
(Cost $15,905) ($ Thousands)		15,907

MORTGAGE-BACKED SECURITIES — 0.9%
Agency Mortgage-Backed Obligation — 0.9%
FHLMC
5.210%, 08/01/2040	3,598	3,640
3.850%, 07/01/2039	4,204	3,706
3.600%, 06/01/2043	1,800	1,494

		8,840
Total Mortgage-Backed Securities
(Cost $8,868) ($ Thousands)		8,840

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	1,276,647	1,277

Total Cash Equivalent
(Cost $1,277) ($ Thousands)		1,277

Total Investments in Securities — 100.5%
(Cost $1,108,364) ($ Thousands)		$1,031,588

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Short Contracts
U.S. Ultra Long Treasury Bond	(14)	Mar-2024	$(1,689)	$(1,722)	$(33)

Percentages are based on Net Assets of $1,026,739 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Tax-Advantaged Income Fund (Concluded)

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $233,061 ($ Thousands), representing 22.7% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	No interest rate available.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Zero coupon security.
(H)	Securities are held in connection with a letter of credit issued by a major bank.
(I)	Perpetual security with no stated maturity date.
(J)	Level 3 security in accordance with fair value hierarchy.
(K)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 8/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,340	$16,418	$(18,481)	$—	$—	$1,277	$100	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

November 30, 2023 (Unaudited)

Portfolio Abbreviations
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Co.
AMT — Alternative Minimum Tax
BAM — Build America Mutual Assurance Corp.
BAN — Bond Anticipation Note
Cl — Class
COP — Certificate of Participation
FHA— Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
LIBOR— London Interbank Offered Rate
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corp.
PSF-GTD — Permanent School Board Loan Fund
Q-SBLF — Qualified State Bond Loan Fund
RB — Revenue Bond
SAB — Special Assessment Bond
Ser— Series
SIFMA — Securities Industry and Financial Markets Association
TA — Tax Allocation
TRAN – Tax Revenue Anticipation Note
TSFR3M – Term Secured Overnight Financing Rate 3 Month
USD — U.S. Dollar

SEI Tax Exempt Trust